UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

AMT-Free Municipal Bond Portfolio

Delaware Municipal Bond Portfolio

Kentucky Municipal Bond Portfolio

Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 10/01/2007 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES    FIXED INCOME     REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock
Municipal Bond Portfolios
ANNUAL REPORT | JUNE 30, 2008

AMT-Free Municipal Bond

Ohio Municipal Bond

Delaware Municipal Bond

Kentucky Municipal Bond

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	ANNUAL REPORT	JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%
Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary	AMT-Free Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return underperformed the broad-market Lehman Brothers Municipal Bond Index, but outperformed the Lipper General Municipal Debt Funds category average for the 12-month period. During the period, the Portfolio changed its year end to June 30.

What factors influenced performance?

•

U.S. Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Fed cut short-term interest rates from 5.25% to 2.0% between September 2007 and April 2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets. The municipal market experienced its own “flight-to-quality,” with natural AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•

Against a backdrop of generally widening credit spreads, the Portfolio’s relatively high degree of credit quality benefited performance. Also contributing positively to Portfolio results was the lack of ownership of alternative minimum tax (AMT) bonds, which struggled as many of these issues are corporate-backed and airline- or housing-related, sectors that materially underperformed during the reporting period.

•

In addition, the Portfolio’s cash reserve position was advantageous in that we were not forced to sell into market weakness to boost liquidity. At the same time, the ample cash position allowed us the flexibility to take advantage of discounted valuations in the new-issue market.

•

The primary detractor from comparative performance was the Portfolio’s exposure to lower credit quality issues and bonds enhanced with a monoline insurer wrap, as both categories of securities lost considerable value over the year.

Describe recent Portfolio activity.

•

The most significant activity within the Portfolio was the increase in cash reserves, which were at historically high levels. As noted above, this enhanced liquidity allowed us to capitalize on trading opportunities arising from unprecedented volatility in the marketplace. Dislocations in money market instruments permitted the Portfolio to maintain a competitive yield, despite the higher than normal cash position.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio continued to hold a high cash-equivalent reserve, representing approximately 9% of total assets. The Portfolio was positioned with a short duration relative to its Lipper peers, and maintained its high average credit quality (primarily AA or higher rated).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of June 30, 2008

Ten Largest States/Territories	Percent of Long-Term Investments
Florida	19%
California	10
Texas	9
New Jersey	8
Washington	7
Puerto Rico	6
Multi-State	6
Georgia	4
Illinois	4
Nevada	4

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	39%
AA	28
A	10
BBB	9
Unrated	14

1	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.

4	ANNUAL REPORT	JUNE 30, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

2	The performance of the Lehman Brothers Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper General Municipal Debt Funds is also presented.

3	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities).

4	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that invests primarily in municipal debt issues in the top four credit ratings.

Performance Summary for the Period Ended June 30, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
BlackRock	4.49%	0.45%	2.37%	—	2.81%	—	3.90%	—
Institutional	4.42	0.44	2.35	—	2.71	—	3.77	—
Service	4.14	0.20	2.06	—	2.41	—	3.45	—
Investor A	3.89	0.18	2.02	(2.27)%	2.37	1.50%	3.35	2.91%
Investor B	4.04	0.17	2.04	(2.36)	1.81	1.46	2.82	2.82
Investor C	3.35	(0.19)	1.26	0.29	1.61	1.61	2.59	2.59
Lehman Brothers Municipal Bond Index	—	0.02	3.23	—	3.53	—	4.90	—
Lipper General Municipal Debt Funds	—	(0.76)	0.55	—	2.66	—	3.76	—

6	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses						Hypothetical Expenses (5% return before expenses)[9]
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (1/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (6/30/08)	1,004.50	1,004.40	1,002.00	1,001.80	1,001.70	998.10	1,022.33	1,022.23	1,020.82	1,020.62	1,020.47	1,016.94
Expenses Paid During the Period (Including Interest Expense and Fees) (1/01/08 - 6/30/08)[7]	2.64	2.74	4.13	4.33	4.48	7.95	2.67	2.77	4.18	4.38	4.53	8.06
Ending Account Value (Excluding Interest Expense and Fees) (6/30/08)	1,004.50	1,004.40	1,002.00	1,001.80	1,001.70	998.10	1,022.73	1,022.63	1,021.22	1,021.02	1,020.87	1,017.35
Expenses Paid During the Period (Excluding Interest Expense and Fees) (1/01/08 - 6/30/08)[8]	2.24	2.34	3.73	3.93	4.08	7.55	2.27	2.37	3.78	3.98	4.13	7.65

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.53% for BlackRock, 0.55% for Institutional, 0.83% for Service, 0.87% for Investor A, 0.90% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.45% for BlackRock, 0.47% for Institutional, 0.75% for Service, 0.79% for Investor A, 0.82% for Investor B and 1.52% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2008	5

Portfolio Summary	Ohio Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return underperformed the broad-market Lehman Brothers Municipal Bond Index for the 12-month period, but outperformed the Lipper Ohio Municipal Debt Funds category average. Additionally, the Portfolio maintained an above-average distribution rate relative to its Lipper peers. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to those securities exempt from taxation in Ohio. During the period, the Portfolio changed its year end to June 30.

What factors influenced performance?

•

U.S. Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Fed cut short-term interest rates from 5.25% to 2.0% between September 2007 and April 2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets. The municipal market experienced its own “flight-to-quality,” with natural AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•

Over the one-year period, the Portfolio’s above-average yield contributed positively to performance relative to the Lipper group. A modestly defensive duration positioning, which limited the Portfolio’s sensitivity to interest rate moves, also was beneficial.

•

Portfolio performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as interest rates rose and the curve steepened; a substantial widening in credit spreads, which negatively impacted uninsured holdings; and pressure on municipal bond insurers, which adversely impacted the entire insured municipal marketplace.

Describe recent portfolio activity.

•

Throughout the annual period, trades in the Portfolio were made opportunistically to capitalize on investor demand for certain structures. In particular, we focused on higher-quality, uninsured general obligation bonds, essential service revenue bonds and bonds escrowed to maturity.

Describe Portfolio positioning at period-end.

•	At period-end, the Portfolio remained defensively positioned, with modest levels of cash to invest as opportunities to enhance income, diversify and increase credit quality are present.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of June 30, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	21%
AA	43
A	16
BBB	16
Unrated	4

1	Using the higher of S&P’s or Moody’s ratings.

6	ANNUAL REPORT	JUNE 30, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

2	The performance of the Lehman Brothers Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Ohio Municipal Debt Funds is also presented.

3	The Portfolio investes primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Ohio state income tax (municipal securities).

4	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that limits its assets to those securities that are exempt from taxation in Ohio (double tax-exempt) or a city in Ohio (triple tax-exempt).

Performance Summary for the Period Ended June 30, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.95%	(0.36)%	2.87%	—	2.70%	—	4.37%	—
Service	3.65	(0.50)	2.57	—	2.41	—	4.07	—
Investor A	3.54	(0.38)	2.72	(1.69)%	2.36	1.48%	3.96	3.51%
Investor B	2.88	(0.79)	1.78	(2.64)	1.55	1.21	3.41	3.41
Investor C	2.88	(0.89)	1.76	0.78	1.56	1.56	3.12	3.12
Lehman Brothers Municipal Bond Index	—	0.02	3.23	—	3.53	—	4.90	—
Lipper Ohio Municipal Debt Funds	—	(1.04)	0.94	—	2.66	—	3.86	—

6	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses					Hypothetical Expenses (5% return before expenses)[9]
	Institutional	Service	Investor A	Investor B	Investor C	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (1/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (6/30/08)	996.40	995.00	996.20	992.10	991.10	1,021.12	1,019.66	1,019.86	1,015.69	1,015.79
Expenses Paid During the Period (Including Interest Expense and Fees) (1/01/08 - 6/30/08)[7]	3.82	5.26	5.06	9.16	9.06	3.88	5.34	5.14	9.31	9.21
Ending Account Value (Excluding Interest Expense and Fees) (6/30/08)	996.40	995.00	996.20	992.10	991.10	1,021.98	1,020.52	1,020.72	1,016.54	1,016.64
Expenses Paid During the Period (Excluding Interest Expense and Fees) (1/01/08 - 6/30/08)[8]	2.98	4.41	4.22	8.32	8.22	3.02	4.48	4.28	8.46	8.36

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.77% for Institutional, 1.06% for Service, 1.02% for Investor A, 1.85% for Investor B and 1.83% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.89% for Service, 0.85% for Investor A, 1.68% for Investor B and 1.66% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2008	7

Portfolio Summary	Delaware Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s Institutional and Investor A outperformed the broad-market Lehman Brothers Municipal Bond Index for the 12-month period, while Investor B and Investor C shares underperformed the index. All share classes outperformed the Lipper Other States Municipal Debt Funds category average. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that invest in municipal debt issues that are exempt from taxation on a specified city or state basis. During the period, the Portfolio changed its year end to June 30.

What factors influenced performance?

•

U.S. Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Fed cut short-term interest rates from 5.25% to 2.0% between September 2007 and April 2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets. The municipal market experienced its own “flight-to-quality,” with natural AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•

Over the one-year period, the Portfolio’s above-average yield contributed positively to performance relative to the Lipper peer group. A modestly defensive duration positioning, which limited the Portfolio’s sensitivity to interest rate moves, also was beneficial.

•

Portfolio performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as interest rates rose and the curve steepened; a substantial widening in credit spreads, which negatively impacted uninsured holdings; and pressure on municipal bond insurers, which adversely impacted the entire insured municipal marketplace.

Describe recent portfolio activity.

•

Portfolio activity was relatively muted during the 12 months given a lack of new issuance and lackluster secondary trading activity and issuer diversity in the state of Delaware. However, as opportunities presented themselves, we purchased longer-maturity bonds to improve diversification and add incremental yield. We generally sold shorter-maturity holdings. In addition, we eliminated leverage from the Portfolio during the period, as this source of funding no longer presented attractive opportunities.

Describe Portfolio positioning at period-end.

•	At period-end, the Portfolio maintained a fairly defensive posture, with modest levels of cash to invest as opportunities to enhance income, diversify and increase credit quality are present.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of June 30, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	38%
AA	23
A	18
BBB	13
Unrated	8

1	Using the higher of S&P’s or Moody’s ratings.

8	ANNUAL REPORT	JUNE 30, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

2	The performance for the Lehman Brothers Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Other States Municipal Debt Funds is also presented.

3	The Portfolio investes primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Delaware state income tax (municipal securities).

4	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that invests in municipal debt issues that are exempt from taxation on a specified city or state basis.

Performance Summary for the Period Ended June 30, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.19%	(0.11)%	3.83%	—	2.56%	—	4.25%	—
Investor A	3.75	(0.35)	3.54	(0.82)%	2.20	1.32%	3.83	3.37%
Investor B	3.21	(0.59)	2.82	(1.63)	1.48	1.13	3.28	3.28
Investor C	3.21	(0.69)	2.82	1.83	1.46	1.46	3.06	3.06
Lehman Brothers Municipal Bond Index	—	0.02	3.23	—	3.53	—	4.90	—
Lipper Other States Municipal Debt Funds	—	(0.70)	1.44	—	2.64	—	3.76	—

6	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses				Hypothetical Expenses (5% return before expenses)[9]
	Institutional	Investor A	Investor B	Investor C	Institutional	Investor A	Investor B	Investor C
Beginning Account Value (1/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (6/30/08)	998.90	996.50	994.10	993.10	1,018.76	1,017.40	1,013.87	1,013.87
Expenses Paid During the Period (Including Interest Expense and Fees) (1/01/08 - 6/30/08)[7]	6.16	7.50	10.96	10.95	6.24	7.60	11.13	11.13
Ending Account Value (Excluding Interest Expense and Fees) (6/30/08)	998.90	996.50	994.10	993.10	1,021.58	1,020.22	1,016.69	1,016.69
Expenses Paid During the Period (Excluding Interest Expense and Fees) (1/01/08 - 6/30/08)[8]	3.38	4.72	8.18	8.18	3.42	4.78	8.31	8.31

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.24% for Institutional, 1.51% for Investor A, 2.21% for Investor B and 2.21% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.95% for Investor A, 1.65% for Investor B and 1.65% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2008	9

Portfolio Summary	Kentucky Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return underperformed the broad-market Lehman Brothers Municipal Bond Index for the 12-month period. The Portfolio’s Institutional, Investor A and Services shares outperformed the Lipper Other States Municipal Debt Funds (Kentucky only) category average, while Investor B and Investor C shares underperformed the peer group. Whereas the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that invest in municipal debt issues that are exempt from taxation on a specified city or state basis. During the period, the Portfolio changed its year end to June 30.

What factors influenced performance?

•

U.S. Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Fed cut short-term interest rates from 5.25% to 2.0% between September 2007 and April 2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets. The municipal market experienced its own “flight-to-quality,” with natural AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•

Over the one-year period, the Portfolio’s above-average yield contributed positively to performance relative to the Lipper peer group. A modestly defensive duration positioning, resulting from the sale of alternative minimum tax (AMT) housing bonds, also was beneficial.

•

Portfolio performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as interest rates rose and the curve steepened; a substantial widening in credit spreads, which negatively impacted uninsured holdings; and pressure on municipal bond insurers, which adversely impacted the entire insured municipal marketplace.

Describe recent Portfolio activity.

•

During the annual period, we moved the Portfolio’s duration closer to neutral versus the Lipper group through the sale of AMT housing bonds. The selling of these bonds was primarily investor driven. Security selection was based largely on market demand for long-term AMT housing bonds, given their relatively attractive coupon and maturity structures.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio was essentially fully invested to maximize income, and is positioned to perform well in a stable to slightly higher interest rate environment. In making future purchases for the Portfolio, we will focus on high-quality, uninsured general obligation bonds, essential service revenue bonds and bonds escrowed to maturity.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of June 30, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	47%
AA	32
A	7
BBB	11
Unrated	3

1	Using the higher of S&P’s or Moody’s ratings.

10	ANNUAL REPORT	JUNE 30, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

2	The performance of the Lehman Brothers Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Other States Municipal Debt Funds (Kentucky only) is also presented.

3	The Portfolio investes primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Kentucky state income tax (municipal securities).

4	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

5	A fund that invests in municipal debt issues that are exempt from taxation on a specified city or state basis.

Performance Summary for the Period Ended June 30, 2008

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.27%	(0.36)%	2.44%	—	2.58%	—	3.72%	—
Service	4.01	(0.50)	2.14	—	2.26	—	3.41	—
Investor A	3.83	(0.50)	2.17	(2.18)%	2.24	1.35%	3.30	2.85%
Investor B	3.29	(0.85)	1.44	(2.96)	1.49	1.15	2.76	2.76
Investor C	3.27	(0.85)	1.43	0.45	1.47	1.47	2.56	2.56
Lehman Brothers Municipal Bond Index	—	0.02	3.23	—	3.53	—	4.90	—
Lipper Other States Municipal Debt Funds (Kentucky only)	—	(0.93)	1.59	—	2.53	—	3.54	—

6	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses					Hypothetical Expenses (5% return before expenses)[9]
	Institutional	Service	Investor A	Investor B	Investor C	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (1/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (Including Interest Expense and Fees) (6/30/08)	996.40	995.00	995.00	991.50	991.50	1,021.07	1,019.71	1,019.76	1,016.19	1,016.14
Expenses Paid During the Period (Including Interest Expense and Fees) (1/01/08 - 6/30/08)[7]	3.87	5.21	5.16	8.67	8.71	3.93	5.29	5.24	8.81	8.86
Ending Account Value (Excluding Interest Expense and Fees) (6/30/08)	996.40	995.00	995.00	991.50	991.50	1,021.88	1,020.52	1,020.57	1,016.99	1,016.94
Expenses Paid During the Period (Excluding Interest Expense and Fees) (1/01/08 - 6/30/08)[8]	3.08	4.41	4.37	7.87	7.92	3.12	4.48	4.43	8.01	8.06

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.78% for Institutional, 1.05% for Service, 1.04% for Investor A, 1.75% for Investor B and 1.76% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.62% for Institutional, 0.89% for Service, 0.88% for Investor A, 1.59% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2008	11

About Portfolios’ Performance

•	BlackRock and Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than seven years reflect this conversion.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The performance information on the previous pages includes information for each class of each Portfolio since the commencement of operations of such Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class adjusted to reflect the class specific fees applicable to each class at the time of the launch of such share class. This information may be considered when assessing a Portfolio’s performance, but does not represent the actual performance of this share class.

Performance information is stated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009.

The performance information for the Lipper General Municipal Debt Funds, Lipper Ohio Municipal Debt Funds and Lipper Other States Municipal Debt Funds represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.

The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolios. The actual performance of Investor A, Investor B, Investor C and Service Shares is lower than the performance of Institutional Shares because Investor B, Investor C and Service Shares have higher expenses than BlackRock and Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

12	ANNUAL REPORT	JUNE 30, 2008

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolios and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class next to the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ANNUAL REPORT	JUNE 30, 2008	13

Schedule of Investments June 30, 2008	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.5%
Alabama Public School & College Authority Capital Import RB Series 1999C,
5.75%, 7/01/18	$3,000	$3,117,900
Tuscaloosa Special Care Facility RB (CapStone Village Project) Series 2005A,
5.13%, 8/01/15	2,000	1,861,480

		4,979,380

Arizona — 0.3%
Pima County Industrial Development Authority Education RB (Arizona Charter School Project) Series 2007O,
5.25%, 7/01/31	1,285	1,082,510

California — 9.4%
Antelope Valley Healthcare District RB Series 2002A,
5.25%, 9/01/17	3,000	2,959,050
California Statewide Communities Development Authority RB (Catholic Healthcare West Project) Series 2008E,
5.50%, 7/01/31	2,250	2,261,093
Chabot-Las Positas Community College District GO Series 2006-04B,
5.00%, 8/01/31	2,000	1,980,980
Foothill Eastern Corridor Agency Toll Road RB Series 1999,
5.75%, 1/15/40	8,500	8,462,940
Los Altos School District Capital Appreciation GO Series 2001B,
5.87%, 8/01/13(a)(b)	3,380	1,795,388
Metropolitan Water District Southern California Waterworks RB Series 2006A,
5.00%, 7/01/35	3,170	3,211,717
Palomar Pomerado Health GO Series 2007A,
5.13%, 8/01/37	4,630	4,683,430
Santa Clara County Financing Authority RB (Multiple Facilities Projects) Series 2008L,
5.25%, 5/15/36	4,000	4,086,320
Stockton-East Water District COP Series 2002B,
6.12%, 4/01/28(b)	4,495	1,381,943

		30,822,861

Colorado — 0.1%
Colorado Health Facility Authority RB (Christian Living Commission Project) Series 2006A,
5.75%, 1/01/37	550	479,864

District of Columbia — 0.0%
District of Columbia GO Series 1993A-1,
6.00%, 6/01/11	50	54,132

Florida — 17.3%
Alachua County Industrial Development RB (North Florida Retirement Village Income Project) Series 2007,
5.88%, 11/15/36	2,500	2,203,050
Ave Maria Stewardship Community Development District GO Series 2006,
4.80%, 11/01/12	1,000	917,090
Florida Board of Education Capital GO Series 2000D,
5.75%, 6/01/22	7,800	8,163,090
Hillborough County Expressway Authority RB Series 2005,
5.00%, 7/01/25	5,000	5,036,050
Hillsborough County Industrial Development Authority Hospital RB (Tampa General Project) Series 2006,
5.25%, 10/01/41	6,000	5,641,260
Miami RB (Street & Sidewalk Improvement Program) Series 2007,
5.25%, 1/01/24-1/01/26	4,960	4,985,323
Orange County Health Facility Authority RB Series 2007,
5.50%, 7/01/32	1,250	1,060,325
Panther Trace II Community Development District RB (Special Assessment Project) Series 2006,
5.13%, 11/01/13	2,995	2,743,210
Riviera Beach Utility Special District Water & Sewer RB Series 2004,
5.00%, 10/01/29	4,245	4,005,922
Sarasota County Health Facility Authority Retirement Facility Authority RB (Village on the Isle Project) Series 2007,
5.50%, 1/01/27	1,000	901,210
Seminole County Water & Sewer RB Series 2006,
5.00%, 10/01/36	6,405	6,451,885
Sunshine State Governmental Financing Commission RB Series 1986 VRDN (AMBAC Insurance, Dexia Credit Local SBPA),
9.00%, 7/01/16(c)	10,000	10,000,000
Tampa Water & Sewer RB Series 2002,
6.00%, 10/01/14-10/01/16	2,455	2,797,162
Tolomato Community Development District GO (St. Johns County Special Assessment Project) Series 2007,
6.45%, 5/01/23	1,500	1,466,280

		56,371,857

Georgia — 4.0%
Atlanta Airport Facility RB Series 1994A,
6.50%, 1/01/10	1,000	1,056,660
Cobb County & Marietta Water Authority RB Series 2002,
5.50%, 11/01/14	1,000	1,095,150

Portfolios Abbreviations

To simplify the listings of Portfolios’ holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance Corp.	PCR	Pollution Control Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
	COP	Certificates of Participation	SBPA	Stand-by Bond Purchase Agreements
	FGIC	Financial Guaranty Insurance Co.	SO	Special Obligation Bonds
	FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes
	GO	General Obligation Bonds

See Notes to Financial Statements.

14	ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia (Continued)
Forsyth County School District GO Series 1992,
6.70%, 7/01/12	$1,000	$1,073,780
Fulton County Facility Corp. COP (Fulton County Public Purpose Project) Series 1999,
5.50%, 11/01/18	1,000	1,046,760
Gainesville Redevelopment Authority Educational Facility RB (Riverside Military Academy Project) Series 2007,
5.13%, 3/01/27	1,440	1,292,817
Georgia Municipal Electric Authority Power RB Series 1993B,
5.70%, 1/01/19	1,000	1,093,290
Houston County Hospital Authority RB (Houston Healthcare Project) Series 2007,
5.25%, 10/01/42	6,810	6,345,354

		13,003,811

Illinois — 3.8%
Chicago Motor Fuel Tax RB (Motor Fuel Tax Project) Series 2008A (Assured Guaranty),
5.00%, 1/01/38	5,000	5,000,000
Chicago O’Hare International Airport RB (General Airport Third Lien Project) Series 2005A (FGIC Insurance),
5.25%, 1/01/23	1,250	1,293,850
Illinois Finance Authority RB (Sherman Health Systems Project) Series 2007A,
5.50%, 8/01/37	1,750	1,632,470
Illinois Municipal Electric Agency Power Supply RB Series 2007A,
5.00%, 2/01/35	4,750	4,580,615

		12,506,935

Indiana — 0.4%
Indiana Health Facility Finance Authority Hospital RB (Methodist Hospital, Inc. Project) Series 2001,
5.50%, 9/15/31	1,320	1,162,801

Louisiana — 1.3%
New Orleans RB (Levee District Public Improvement Project) Series 1986,
5.95%, 11/01/15	1,730	1,744,169
St. Bernard Parish Home Mortgage Authority Single Family Mortgage RB (Mortgage-Backed Securities Program) Series 2007A-1,
5.80%, 3/01/39	2,500	2,558,800

		4,302,969

Maryland — 0.8%
Howard County Retirement RB (Vantage House Facility Project) Series 2007A,
5.25%, 4/01/27	2,000	1,714,620
Maryland Health & Higher Educational Facility Authority RB Series 2007B,
5.00%, 1/01/17	1,000	944,970

		2,659,590

Massachusetts — 1.8%
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007A,
5.75%, 11/15/35	1,000	869,700
Massachusetts School Building Authority Dedicated Sales Tax RB Series 2007A (AMBAC Insurance),
5.00%, 8/15/37	5,000	5,028,850

		5,898,550

Michigan — 1.2%
Detriot Water Supply System RB Series 2005B,
5.50%, 7/01/35	3,625	3,792,439

Multi-State — 5.2%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(d)(e)	3,000	3,102,510
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(d)(e)	9,000	9,727,560
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(d)(e)	4,000	4,109,000

		16,939,070

Nebraska — 0.3%
Omaha Public Power District Electric RB Series 1992B,
6.15%, 2/01/12	1,000	1,065,270

Nevada — 3.7%
Clark County Special Improvement District No. 112 RB (Flamingo Underground Project) Series 2008,
5.00%, 8/01/34	3,340	3,349,519
Henderson Health Facility RB (Catholic Healthcare West Project) Series 2007B,
5.25%, 7/01/31	9,000	8,573,040

		11,922,559

New Jersey — 7.5%
New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Project) Series 2008A,
5.00%, 7/01/27	2,500	2,448,950
New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care Systems Project) Series 2006A,
5.00%, 7/01/29	2,575	2,363,284
New Jersey Highway Authority RB (Garden State Parkway Project) Series 1992,
6.20%, 1/01/10	4,535	4,704,518
New Jersey Transportation Trust Fund Authority System RB Series 2000A,
6.00%, 6/15/10(a)	10,000	10,632,900
New Jersey Turnpike Authority RB Series 2000A,
5.75%, 1/01/10(a)	4,000	4,189,360

		24,339,012

New York — 0.7%
New York City GO Series 2003I,
5.75%, 3/01/19	150	160,938
New York City Transitional Finance Authority Building Aid RB Series 2008S-1,
5.00%, 1/15/34	2,000	2,020,680

		2,181,618

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	15

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 0.7%
North Carolina Medical Care Community Retirement Facility RB Series 2007,
5.13%, 9/01/27	$2,000	$1,920,820
North Carolina Municipal Power Agency RB (Catawba Electric Project) Series 1992A,
6.00%, 1/01/10	300	311,961

		2,232,781

Ohio — 1.5%
Lorain County RB (Catholic Healthcare Partners Project) Series 2003C-1,
5.00%, 4/01/33	5,000	4,978,500

Oregon — 2.6%
Clackamas County GO (School District No. 62 Oregon City Project) Series 2000C,
5.50%, 6/15/10(a)	3,185	3,355,143
Port Portland Airport RB Series 1999,
5.50%, 7/01/24	5,000	5,114,600

		8,469,743

Pennsylvania — 3.4%
Delaware Valley Regional Finance Authority Local Government RB Series 2002,
5.75%, 7/01/32	10,000	11,252,900

Puerto Rico — 5.5%
Commonwealth of Puerto Rico GO Series 2003C-7,
6.00%, 7/01/27	1,375	1,437,040
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/40	15,950	16,510,962

		17,948,002

Rhode Island — 0.2%
Rhode Island Depositors Economic Protection Corp. SO Series 1993,
5.63%, 8/01/09	370	377,526
Rhode Island Health & Educational Building Corp. RB (Hospital Financing Lifespan Project) Series 1997,
5.50%, 5/15/16	200	202,432

		579,958

South Carolina — 0.4%
South Carolina Jobs Economic Development Authority Health Facility RB (First Mortgage Episcopal Church Project) Series 2007,
5.00%, 4/01/24	1,500	1,390,185

Texas — 7.9%
Grand Prairie Independent School District GO Series 2000A,
5.80%, 8/15/11(a)	4,925	5,324,220
Harris County Hospital District RB Series 2007A,
5.13%, 2/15/32	6,500	6,438,120
Red Oak Independent School District GO Series 2007,
5.13%, 8/15/26-8/15/28	4,940	5,091,838
Texas Water Finance Assistance GO Series 2000,
5.75%, 8/01/22	3,445	3,580,492
Travis County Health Facility Development Corp. RB (Ascension Health Credit Project) Series 1999A,
5.88%, 11/15/09(a)	1,980	2,092,306
Upper Trinity Regional Water District RB (Regional Treated Water Supply System Project) Series 2005 (AMBAC Insurance),
5.25%, 8/01/26	3,090	3,144,693

		25,671,669

Utah — 0.0%
Salt Lake City Hospital RB Series 1988A,
8.13%, 5/15/15	90	103,183

Virginia — 2.4%
Pocahontas Parkway Toll Road RB Series 1998B,
5.85%, 8/15/08(a)(b)	14,300	6,124,833
Reynolds Crossing Community Development Authority Special Assessment RB (Reynolds Crossing Project) Series 2007,
5.10%, 3/01/21	1,000	881,400
Watkins Centre Community Development Authority RB Series 2007,
5.40%, 3/01/20	1,000	913,950

		7,920,183

Washington — 6.3%
Pierce County School District No. 416 GO (White River Project) Series 2000,
6.00%, 12/01/10(a)	5,345	5,743,577
Washington GO Series 2000B,
6.00%, 1/01/10(a)	14,000	14,709,800

		20,453,377

Total Municipal Bonds (Cost — $293,374,880) — 90.2%		294,565,709

Mortgage Pass-Through
Government National Mortgage Assoc. I,
6.00%, 11/15/31
(Cost — $2,530) — 0.0%	2	2,498

	Shares
Short-Term Investments
Merrill Lynch Institutional Tax-Exempt Fund, 1.66%(f)(g)	28,850,000	28,850,000
Wilmington Tax-Free Money Market Fund, 1.06%(g)	189,774	189,774

Total Short-Term Investments (Cost $29,039,774) — 8.9%		29,039,774

Total Investments (Cost — $322,417,184*) — 99.1%		323,607,981
Other Assets in Excess of Liabilities — 0.9%		3,060,614

Net Assets — 100.0%		$326,668,595

See Notes to Financial Statements.

16	ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$321,767,739

Gross unrealized appreciation	$7,884,694
Gross unrealized depreciation	(6,044,452)

Net unrealized appreciation	$1,840,242

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Interest/ Dividend Income
Delaware Valley Regional Finance Authority Local Government RB Series 2002††	—		—	—	$268,353

Puerto Rico Commonwealth Infrastructure Finance Authority SO Series 2000A†††	—		—	—	$440,670

Merrill Lynch Institutional Tax-Exempt Fund	$13,400,000	†	—	—	$525,056

†	Represents net purchase cost.

††	Interest expense and fees for the period was $105,822.

†††	Interest expense and fees for the period was $202,347.

(g)	Represents current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	17

Schedule of Investments June 30, 2008	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 5.9%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(a)(b)	$1,000	$1,034,170

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(a)(b)	1,000	1,080,840

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(a)(b)	2,000	2,054,500
7.75%, 11/01/10(a)(b)	2,000	2,136,000

		6,305,510

Ohio — 65.3%
Akron GO Series 2001,
5.50%, 12/01/21	1,000	1,072,310

American Municipal Power-Ohio, Inc. RB (Prairie State Energy Campus Project) Series 2008A,
5.25%, 2/15/25	1,500	1,519,125

Brunswick GO Series 1994,
6.30%, 12/01/14	160	162,642

Buckeye Tobacco Settlement Financing Authority RB (Senior Current Interest Turbo Project) Series 2007A-2,
6.50%, 6/01/47	250	227,525
5.88%, 6/01/47	1,400	1,166,466

Cincinnati Water System RB Series 2007B,
5.00%, 12/01/32	2,000	2,040,580

Cleveland Public Power System RB Series 2008B-1,
5.00%, 11/15/38	2,000	1,969,160

Cleveland State University General Receipts RB Series 2004,
5.00%, 6/01/34	3,000	2,909,160

Cleveland State University General Receipts RB Series 2007A,
4.50%, 6/01/36	2,000	1,776,080

Colombus Sewerage System RB Series 2008A,
4.50%, 6/01/29	2,000	1,944,440

Cuyahoga County Multi-Family RB Series 2002,
5.35%, 9/20/27	920	910,340

Fairfield School District GO Series 1994,
7.45%, 12/01/14	1,000	1,135,810

Greater Cleveland Regional Transportation Authority Capital Improvement RB Series 2001A,
5.13%, 12/01/11(c)	1,000	1,064,390

Hamilton County Sales Tax RB Series 2000B,
5.25%, 12/01/32	1,015	1,019,984

Hamilton County Sewer System RB Series 2005B,
5.00%, 12/01/16	2,720	2,894,298

Marysville School District GO Series 1998,
6.00%, 12/01/10(c)	1,910	2,070,287

Mason GO Series 2008,
4.25%, 12/01/27	1,000	941,850

Mason School District GO Series 2005,
5.00%, 12/01/15	3,000	3,173,880

Monroe Local School District GO Series 2006,
5.50%, 12/01/25	1,835	2,045,419

New Albany Community Authority Facilities RB Series 2001B,
5.13%, 10/01/21	2,750	2,804,753

Northwestern School District RB (Wayne & Ashland Counties Project) Series 1994,
7.20%, 12/01/10	235	244,475

Ohio Air Quality Development Authority RB (Dayton Power & Light Co. Project) Series 2006,
4.80%, 9/01/36	1,700	1,474,614

Ohio Environment Improvement RB (USX Corp. Project) Series 1999,
5.63%, 5/01/29	1,000	967,290

Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008C,
5.00%, 12/01/33	2,000	1,980,040

Ohio Higher Educational Facility RB (Denison University Project) Series 2001,
5.13%, 11/01/11(c)	3,000	3,217,380

Ohio Higher Educational Facility RB (University Hospital Health System Project) Series 2007,
4.50%, 1/15/31	2,000	1,686,320

Ohio Housing Finance Agency Capital Fund RB Series 2007A,
5.00%, 4/01/27	2,000	2,048,280

Ohio Housing Finance Agency RB (Wind River Project) Series 1994A AMT,
5.55%, 11/01/18	300	302,007

Ohio Infrastructure Improvement GO Series 1997,
5.35%, 8/01/14	2,380	2,615,977

Ohio Major New State Infrastructure RB Series 2005,
5.00%, 12/15/14	2,660	2,857,478

Ohio State University GO Series 2002A,
5.25%, 12/01/18	3,290	3,456,342

Orrville School District GO Series 2007,
5.25%, 12/01/35	1,000	1,025,350

Pickerington Local School District Facilities RB (Construction & Improvement Project) Series 2001,
5.25%, 12/01/11(c)	1,000	1,067,080

Scioto County RB (Marine Terminal Norfolk Southern Corp. Project) Series 1998,
5.30%, 8/15/13(d)	3,000	3,056,940

Springboro Water System RB Series 1998,
5.00%, 12/01/18	2,500	2,539,350

Trotwood-Madison School District GO Series 2002,
5.00%, 12/01/12(c)	2,000	2,138,960

University of Cincinnati RB Series 2001A,
5.00%, 6/01/31	2,000	1,944,100

University of Toledo RB Series 2002,
5.25%, 6/01/11(c)	1,195	1,268,899

See Notes to Financial Statements.

18	ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Continued)
West Muskingum Local School District Facilities GO (Construction & Improvement Project) Series 2003,
5.00%, 12/01/24	$3,000	$3,048,240

		69,787,621

Puerto Rico — 23.3%
Commonwealth of Puerto Rico GO Series 2002,
5.50%, 7/01/11	5,000	5,123,450

Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998,
5.00%, 7/01/18	5,000	5,046,900

Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007,
5.25%, 7/01/39	840	823,612

Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/16-10/01/24	2,600	2,711,856
5.50%, 10/01/17-10/01/20	7,600	7,960,544

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 2002E,
5.50%, 2/01/12(c)	2,990	3,175,589

		24,841,951

Total Municipal Bonds (Cost — $99,804,132) — 94.5%		100,935,082

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Ohio — 1.8%
Montgomery County RB Series 2008-2938Z (FSA Insurance),
5.00%, 10/01/41
(Cost $2,024,207) — 1.8%	2,000	1,974,151

	Shares
Short-Term Investments
CMA Ohio Municipal Money Fund, 1.30%(f)(g)	4,992,186	4,992,186
Wilmington Tax-Free Money Market Fund, 1.06%(g)	146,046	146,046

Total Short-Term Investments (Cost — $5,138,232) — 4.8%		5,138,232

Total Investments (Cost — $106,966,571*) — 101.1%		108,047,465
Other Assets in Excess of Liabilities — 0.1%		121,171
Liability for Trust Certificates, Including Interest and Fees Payable — (1.2)%		(1,340,895)

Net Assets — 100.0%		$106,827,741

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$105,330,097

Gross unrealized appreciation	$2,944,525
Gross unrealized depreciation	(1,557,157)

Net unrealized appreciation	$1,387,368

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Interest/ Dividend Income
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998††	—		—	—	$262,512

Puerto Rico Commonwealth Infrastructure Finance Authority SO Series 2000A†††	—		—	—	$319,509

CMA Ohio Municipal Money Fund	$2,855,600	†	—	—	$47,201

†	Represents net purchase cost.

††	Interest expense for the period was $92,512.

†††	Interest expense for the period was $138,491.

(g)	Represents current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	19

Schedule of Investments June 30, 2008	Delaware Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Delaware — 55.5%
Delaware Economic Development Authority PCR (Delmarva Power Project) Series 2002B,
5.20%, 2/01/19	$1,000	$1,019,450

Delaware Economic Development Authority RB (Delaware Technology Park University of Delaware Project) Series 2000,
6.00%, 2/01/10(a)	1,000	1,062,490

Delaware Economic Development Authority RB (Delmarva Power Project) Series 2000 AMT,
5.65%, 7/01/28	3,850	4,017,090

Delaware Economic Development Authority RB (First Mortgage Gilpin Project) Series 1998,
5.63%, 7/01/19	2,000	1,879,660

Delaware Economic Development Authority RB (United Water Delaware, Inc. Project) Series 1995 AMT,
6.20%, 6/01/25	1,000	1,012,320

Delaware GO Series 2005C,
5.00%, 3/01/23	1,500	1,603,140

Delaware Heallth Facilities Authority RB (Beebe Medical Center Project) Series 2004A,
5.50%, 6/01/24	1,000	969,040

Delaware Health Facilities Authority RB (Catholic Health East Project) Series 2003D,
5.13%, 11/15/24	1,750	1,750,297
5.25%, 11/15/28	2,225	2,228,983

Delaware Health Facilities Authority RB (Christiana Care Health Services Project) Series 2003,
5.25%, 10/01/12	1,500	1,587,300

Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 1992C,
7.38%, 1/01/15	1,275	1,214,488

Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 2001A,
5.40%, 7/01/24	1,700	1,739,032

Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2000 AMT,
5.90%, 7/01/20	670	684,713

Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2002A AMT,
5.40%, 1/01/34	525	510,836

Delaware River & Bay Authority RB Series 2003,
5.25%, 1/01/13(a)	1,000	1,077,930

Delaware River & Bay Authority RB Series 2005,
5.00%, 1/01/24	1,000	1,012,730

Delaware Solid Waste Authority PCR Series 2006,
5.00%, 6/01/23	2,000	2,057,880

Delaware Transportation Authority RB Series 2008A,
4.38%, 7/01/28	2,000	1,914,300

New Castle County GO Series 2007A,
5.00%, 7/15/24	2,000	2,093,240

Wilmington Park Authority Guaranteed Packaging RB Series 2002,
5.25%, 9/15/14-9/15/15	2,500	2,699,145

		32,134,064

Multi-State — 10.9%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(b)(c)	1,000	1,034,170

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(b)(c)	1,000	1,080,840

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(b)(c)	2,000	2,054,500
7.75%, 11/01/10(b)(c)	2,000	2,136,000

		6,305,510

Puerto Rico — 27.3%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	1,000	1,002,600
5.25%, 7/01/36	500	518,730

Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/16-10/01/24	2,600	2,711,856
5.50%, 10/01/17-10/01/20	7,600	7,960,544

Puerto Rico Electric Power Authority RB Series 2007TT,
5.00%, 7/01/32	1,500	1,451,145

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A,
5.38%, 6/01/14	1,575	1,695,393

Puerto Rico Public Finance Corp. RB Series 2007A,
5.25%, 8/01/49	500	491,330

		15,831,598

Total Municipal Bonds (Cost — $53,664,325) — 93.7%		54,271,172

	Shares
Short-Term Investments
Merrill Lynch Institutional Tax-Exempt Fund, 1.66%(d)(e)	2,900,000	2,900,000
Wilmington Tax-Free Money Market Fund, 1.06%(e)	124,985	124,985

Total Short-Term Investments (Cost — $3,024,985) — 5.2%		3,024,985

Total Investments (Cost — $56,689,310*) — 98.9%		57,296,157
Other Assets in Excess of Liabilities — 1.1%		621,989

Net Assets — 100.0%		$57,918,146

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$56,550,480

Gross unrealized appreciation	$1,508,024
Gross unrealized depreciation	(762,347)

Net unrealized appreciation	$745,677

See Notes to Financial Statements.

20	ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Interest/ Dividend Income
Puerto Rico Commonwealth Infrastructure Finance Authority SO Series 2000A††	—		—	—	$319,509

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A†††	—		—	—	$511,026

Merrill Lynch Institutional Tax-Exempt Fund	$2,600,000	†	—	—	$46,344

†	Represents net purchase cost.

††	Interest expense and fees for the period was $138,436.

†††	Interest expense and fees for the period was $234,285.

(e)	Represents current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	21

Schedule of Investments June 30, 2008	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 69.7%
Boone County School District Finance Corp. RB (School Building Project) Series 2000B,
5.38%, 8/01/10(a)	$2,500	$2,653,450

Bowling Green GO (Public Project) Series 2007,
5.00%, 12/01/27	1,265	1,298,839
4.25%, 12/01/32	2,255	2,048,713

Bowling Green School District Finance Corp. RB Series 2000,
5.75%, 1/01/18-1/01/20	2,185	2,279,064

Bullitt County School District Finance Corp. RB Series 2006,
4.13%, 12/01/24	1,300	1,198,262

Christian County Public Courthouse Corp. Lease RB (Court Facilities Project) Series 2007,
4.00%, 8/01/17	1,135	1,125,330

Frankfort Electric & Water Plant Board RB Series 1999,
5.60%, 12/01/19	1,045	1,084,334

Hardin County School District Finance Corp. RB (School Building Project) Series 2000,
5.50%, 2/01/10(a)	1,675	1,766,740

Hopkins County GO (Detention Facilities Project) Series 2000,
5.75%, 2/01/10(a)	1,800	1,905,534

Jefferson County School District Finance Corp. RB (School Building Project) Series 1999A,
5.25%, 1/01/14	2,000	2,073,040

Jefferson County School District Finance Corp. RB (School Building Project) Series 2006B,
4.13%, 12/01/25	1,500	1,399,830

Kenton County Public Properties Corp. RB (First Mortgage Court Facilities Project) Series 2007,
4.38%, 3/01/29	1,750	1,612,082

Kentucky Economic Development Finance Authority Health System RB (Norton Healthcare, Inc. Project) Series 2000A,
6.63%, 10/01/10(a)	1,370	1,495,793
6.63%, 10/01/28	380	396,861

Kentucky Economic Development Finance Authority Multi-Family Housing RB (Christian Care Communities Project) Series 2005 (Government National Mortgage Assoc. Collateralized Insurance),
5.38%, 11/20/35	1,745	1,762,188

Kentucky Housing Corp. Conduit Multi-Family Mortgage RB (Shalom Tower Project) Series 2006A (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. SBPA),
4.70%, 12/01/41(b)	1,000	936,790

Kentucky Housing Corp. RB Series 2001F AMT,
5.45%, 1/01/32	450	443,142

Kentucky Housing Corp. RB Series 2008A AMT,
5.30%, 1/01/38	1,650	1,569,810

Kentucky Rural Water Finance Corp. RB Series 2007A,
4.38%, 2/01/32	585	533,157

Kentucky Turnpike Authority Economic Development RB (Revitalization Project) Series 2001A,
5.50%, 7/01/15	1,000	1,098,510

Lexington-Fayette Urban County Government GO Series 2000A,
5.75%, 2/01/20	1,500	1,568,145

Lexington-Fayette Urban County Government Sewer System RB Series 2001A,
5.00%, 7/01/21	1,935	1,983,201

Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Health Care, Inc. Project) Series 2006,
5.25%, 10/01/36	2,750	2,498,375

Louisville & Jefferson Counties Metropolitan Sewer & Drain Systems RB Series 1999A,
5.75%, 5/15/33	3,750	3,859,538

Louisville & Jefferson Counties Regional Airport Authority RB (Airport System Project) Series 2001A AMT,
5.75%, 7/01/15	1,755	1,868,987

Louisville & Jefferson Counties Regional Airport Authority RB (Special Facilities Project) Series 1999 AMT,
5.50%, 3/01/19	3,000	2,910,330

Louisville & Jefferson County Metropolitan Government Health Facilities RB (Jewish Hospital & St. Mary’s Healthcare, Inc. Project) Series 2008,
6.13%, 2/01/37	1,000	996,590

Louisville Regional Airport Authority RB Series 2005A,
5.00%, 7/01/18	4,345	4,253,016

Louisville Waterwkorks Board Water System RB (Louisville Water Co. Project) Series 2000,
5.25%, 11/15/16	2,590	2,706,239

Taylor County GO (Detention Facilities Project) Series 2007,
4.50%, 9/01/32	1,000	894,130

Trimble County Environmental Facilities RB Series 2008 (AMBAC Insurance),
6.00%, 3/01/37	1,000	1,005,880

Warren County Hospital Facilities RB (Community Hospital Corp. Project) Series 2007A,
5.00%, 8/01/29	1,000	909,100

		54,135,000

Multi-State — 9.7%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(c)(d)	1,000	1,034,170

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(c)(d)	4,000	4,323,360

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
7.75%, 11/01/10(c)(d)	2,000	2,136,000

		7,493,530

See Notes to Financial Statements.

22	ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico — 18.9%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007,
5.25%, 7/01/39	$1,325	$1,299,149

Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	2,500	2,687,575

Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/16-10/01/24	2,600	2,711,856
5.50%, 10/01/17-10/01/20	7,600	7,960,544

		14,659,124

Total Municipal Bonds (Cost — $75,830,634) — 98.3%		76,287,654

	Shares
Short-Term Investments
Merrill Lynch Institutional Tax-Exempt Fund, 1.66%(e)(f)	600,000	600,000
Wilmington Tax-Free Money Market Fund, 1.06%(f)	86,471	86,471

Total Short-Term Investments (Cost — $686,471) — 0.9%		686,471

Total Investments (Cost — $76,517,105*) — 99.2%		76,974,125
Other Assets in Excess of Liabilities — 0.8%		642,219

Net Assets — 100.0%		$77,616,344

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,258,717

Gross unrealized appreciation	$2,558,961
Gross unrealized depreciation	(1,843,553)

Net unrealized appreciation	$715,408

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain	Interest/ Dividend Income
Puerto Rico Commonwealth Infrastructure Finance Authority SO Series 2000A††	—	—		—	$319,508

Merrill Lynch Institutional Tax-Exempt Fund	—	$2,900,000	†	—	$64,292

†	Represents net sales cost.

††	Interest expense and fees for the period was $138,391.

(f)	Represents current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	23

Statements of Assets and Liabilities

June 30, 2008	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Assets
Investments at value - unaffiliated[1]	$294,757,981	$103,055,279	$54,396,157	$76,374,125
Investments at value - affiliated[2]	28,850,000	4,992,186	2,900,000	600,000
Interest and dividends receivable	4,601,513	1,031,696	820,434	1,127,869
Dividends receivable - affiliated	111,361	4,914	9,915	5,473
Investments sold receivable	1,005,375	952,473	—	1,489,766
Receivable from advisor	19	676	8,222	180
Capital shares sold receivable	436,957	65,033	10,801	37,085
Prepaid expenses	47,962	12,306	9,438	13,491

Total assets	329,811,168	110,114,563	58,154,967	79,647,989

Accrued Liabilities
Investments purchased payable	1,425,201	1,513,440	—	992,610
Income dividends payable	1,116,877	340,056	166,123	248,961
Capital shares redeemed payable	408,438	4,811	7,517	722,073
Investment advisory fees payable	56,280	13,995	—	1,471
Other affiliates payable	48,277	15,564	12,484	12,245
Professional fees payable	36,362	30,146	28,289	31,744
Service and distribution fees payable	7,289	10,906	11,598	8,426
Officer’s and Trustees’ fees payable	297	86	50	205
Interest expense and fees payable	—	10,895	—	—
Other accrued expenses payable	43,552	16,923	10,760	13,910

Total accrued liabilities	3,142,573	1,956,822	236,821	2,031,645

Other Liabilties
Trust certificates[3]	—	1,330,000	—	—

Total liabilities	3,142,573	3,286,822	236,821	2,031,645

Net Assets
Net assets	$326,668,595	$106,827,741	$57,918,146	$77,616,344

Net Assets Consist of
Paid-in capital	$346,315,387	$108,006,376	$58,760,708	$81,664,244
Undistributed net investment income	995,665	362,576	293,643	684,081
Accumulated net realized loss	(21,833,254)	(2,622,105)	(1,743,052)	(5,189,001)
Net unrealized appreciation/depreciation	1,190,797	1,080,894	606,847	457,020

Net assets	$326,668,595	$106,827,741	$57,918,146	$77,616,344

See Notes to Financial Statements.

24	ANNUAL REPORT	JUNE 30, 2008

Statements of Assets and Liabilities (concluded)

June 30, 2008	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Net Asset Value
BlackRock:
Net Assets	$11,270,279	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,078,468	—	—	—
Net Asset Value	$10.45	$—	$—	$—
Institutional:
Net Assets	$293,811,760	$86,351,658	$36,803,030	$61,329,524
Shares outstanding, unlimited number of shares authorized, $0.001 par value	28,119,624	8,563,632	3,887,573	6,808,483
Net Asset Value	$10.45	$10.08	$9.47	$9.01
Service:
Net Assets	$1,896,225	$2,385,620	$—	$286,665
Shares outstanding, unlimited number of shares authorized, $0.001 par value	181,615	236,329	—	31,806
Net Asset Value	$10.44	$10.09	$—	$9.01
Investor A:
Net Assets	$12,265,316	$7,833,306	$10,433,699	$8,489,351
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,173,369	776,713	1,101,469	942,593
Net Asset Value	$10.45	$10.09	$9.47	$9.01
Investor B:
Net Assets	$2,385,386	$4,157,093	$3,818,893	$1,430,936
Shares outstanding, unlimited number of shares authorized, $0.001 par value	228,254	412,107	403,045	158,844
Net Asset Value	$10.45	$10.09	$9.48	$9.01
Investor C:
Net Assets	$5,039,629	$6,100,064	$6,862,524	$6,079,868
Shares outstanding, unlimited number of shares authorized, $0.001 par value	482,267	604,463	724,397	673,383
Net Asset Value	$10.45	$10.09	$9.47	$9.03
[1] Investments at cost - unaffiliated	$293,567,184	$101,974,385	$53,789,310	$75,917,105
[2] Investments at cost - affiliated	28,850,000	4,992,186	2,900,000	600,000
[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	25

Statements of Operations

	AMT-Free Municipal Bond Portfolio		Ohio Municipal Bond Portfolio
	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Investment Income
Interest	$12,228,805	$15,894,562	$3,684,828	$4,490,844
Dividends	2,779	49,135	1,081	23,841
Interest from affiliates	709,121	1,237,882	582,098	1,661,575
Dividends from affiliates	525,056	193,393	47,201	49,899

Total investment income	13,465,761	17,374,972	4,315,208	6,226,159

Expenses
Investment advisory	1,231,179	1,755,913	398,526	533,717
Administration	184,677	263,387	59,779	80,058
Administration - class specific	61,552	87,810	19,925	26,695
Service and distribution - class specific	59,368	75,725	99,242	147,972
Printing	48,990	32,720	17,928	18,440
Registration	46,247	57,096	9,480	13,621
Professional	39,460	57,561	32,667	40,667
Custodian	25,829	38,386	16,916	16,614
Officer and Trustees	19,330	23,591	15,147	7,134
Transfer agent - class specific	16,727	30,823	13,335	23,225
Miscellaneous	30,253	38,450	16,033	15,259

Total expenses excluding interest expense and fees	1,763,612	2,461,462	698,978	923,402
Interest expense and fees[1]	308,169	718,130	233,287	828,124

Total expenses	2,071,781	3,179,592	932,265	1,751,526
Less fees waived by advisor	(522,900)	(693,379)	(89,223)	(87,913)
Less administration fees waived - class specific	(4,193)	(14,184)	(17,343)	(22,691)
Less transfer agent fees waived - class specific	(169)	(537)	(1,396)	(1,923)
Less transfer agent fees reimbursed - class specific	(117)	(690)	(6,362)	(10,780)
Less fees paid indirectly	(25)	(49)	(19)	(41)

Total expenses after waivers and reimbursement	1,544,377	2,470,753	817,922	1,628,178

Net investment income	11,921,384	14,904,219	3,497,286	4,597,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(1,493,440)	(712,024)	(297,579)	234,372
Investments - affiliated	—	—	—	1,046,152
Futures	54,468	—	70,093	—

	(1,438,972)	(712,024)	(227,486)	1,280,524

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	(5,309,081)	(8,270,501)	(1,509,045)	(4,173,428)
Investments - affiliated	(1,658,527)	1,658,527	(818,031)	818,031

	(6,967,608)	(6,611,974)	(2,327,076)	(3,355,397)

Net realized and unrealized loss	(8,406,580)	(7,323,998)	(2,554,562)	(2,074,873)

Net Increase in Net Assets Resulting from Operations	$3,514,804	$7,580,221	$942,724	$2,523,108

1	Related to tender option bond trusts.

See Notes to Financial Statements.

26	ANNUAL REPORT	JUNE 30, 2008

Statements of Operations (concluded)

	Delaware Municipal Bond Portfolio		Kentucky Municipal Bond Portfolio
	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Investment Income
Interest	$1,916,862	$2,290,716	$3,417,726	$4,647,082
Dividends	1,014	12,216	1,388	39,343
Interest from affiliates	830,602	1,715,178	319,531	713,921
Dividends from affiliates	46,344	15,730	64,292	119,280

Total investment income	2,794,822	4,033,840	3,802,937	5,519,626

Expenses
Investment advisory	240,882	338,503	367,962	560,797
Service and distribution - class specific	104,899	164,827	87,167	104,723
Professional	38,927	41,089	36,028	51,254
Administration	32,848	46,160	50,177	76,472
Custodian	18,226	9,945	12,596	13,390
Officer and Trustees	14,220	4,136	14,849	6,418
Printing	11,295	12,752	14,056	19,799
Administration - class specific	10,953	15,394	16,756	25,462
Transfer agent - class specific	10,119	17,169	7,948	9,927
Registration	8,347	13,553	39,178	34,726
Miscellaneous	12,179	9,818	15,322	12,447

Total expenses excluding interest expense and fees	502,895	673,346	662,039	915,415
Interest expense and fees[1]	372,721	868,778	138,391	410,644

Total expenses	875,616	1,542,124	800,430	1,326,059
Less fees waived by advisor	(94,518)	(79,376)	(153,796)	(175,807)
Less administration fees waived - class specific	(2,967)	(5,318)	(1,646)	(1,445)
Less transfer agent fees waived - class specific	(612)	(1,035)	(174)	(183)
Less transfer agent fees reimbursed - class specific	(4,623)	(7,846)	(2,830)	(2,187)
Less fees paid indirectly	(18)	(34)	(6)	(11)

Total expenses after waivers and reimbursement	772,878	1,448,515	641,978	1,146,426

Net investment income	2,021,944	2,585,325	3,160,959	4,373,200

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	1,322,921	(229,712)	(1,033,497)	318,995
Investments - affiliated	—	—	—	89,503
Futures	—	—	—	(92,958)

	1,322,921	(229,712)	(1,033,497)	315,540

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	(426,864)	(2,976,066)	(916,068)	(3,686,997)
Investments - affiliated	(2,301,102)	2,301,102	(566,683)	566,683

	(2,727,966)	(674,964)	(1,482,751)	(3,120,314)

Net realized and unrealized loss	(1,405,045)	(904,676)	(2,516,248)	(2,804,774)

Net Increase in Net Assets Resulting from Operations	$616,899	$1,680,649	$644,711	$1,568,426

1	Related to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	27

Statements of Changes in Net Assets

	AMT-Free Municipal Bond Portfolio			Ohio Municipal Bond Portfolio
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
Increase (Decrease) in Net Assets:		2007	2006		2007	2006
Operations
Net investment income	$11,921,384	$14,904,219	$16,110,604	$3,497,286	$4,597,981	$5,336,455
Net realized gain (loss)	(1,438,972)	(712,024)	(4,247)	(227,486)	1,280,524	101,076
Net change in unrealized appreciation/depreciation	(6,967,608)	(6,611,974)	(2,884,383)	(2,327,076)	(3,355,397)	(1,822,507)

Net increase in net assets resulting from operations	3,514,804	7,580,221	13,221,974	942,724	2,523,108	3,615,024

Dividends and Distributions to Shareholders From
Net investment income:
BlackRock	(791,978)	(2,470,313)	(3,475,086)	—	—	—
Institutional	(9,921,649)	(11,793,357)	(11,882,404)	(2,821,418)	(3,636,795)	(4,350,150)
Service	(54,814)	(46,544)	(56,532)	(61,195)	(47,053)	(38,325)
Investor A	(331,722)	(377,202)	(359,666)	(229,069)	(287,438)	(307,822)
Investor B	(89,093)	(125,337)	(140,467)	(116,423)	(184,932)	(283,695)
Investor C	(113,546)	(96,795)	(84,593)	(152,001)	(214,444)	(249,319)
Net realized gain:
BlackRock	(39,435)	—	—	—	—	—
Institutional	(472,230)	—	—	(215,201)	—	—
Service	(3,110)	—	—	(4,522)	—	—
Investor A	(16,236)	—	—	(17,900)	—	—
Investor B	(4,705)	—	—	(12,088)	—	—
Investor C	(6,749)	—	—	(15,287)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(11,845,267)	(14,909,548)	(15,998,748)	(3,645,104)	(4,370,662)	(5,229,311)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	14,466,366	(33,460,379)	(35,607,848)	4,482,372	(4,232,863)	(13,854,272)

Net Assets
Total increase (decrease) in net assets	6,135,903	(40,789,706)	(38,384,622)	1,779,992	(6,080,417)	(15,468,559)
Beginning of period	320,532,692	361,322,398	399,707,020	105,047,749	111,128,166	126,596,725

End of period	$326,668,595	$320,532,692	$361,322,398	$106,827,741	$105,047,749	$111,128,166

End of period undistributed net investment income	$995,665	$919,626	$1,012,090	$362,576	$540,718	$353,422

See Notes to Financial Statements.

28	ANNUAL REPORT	JUNE 30, 2008

Statements of Changes in Net Assets (concluded)

	Delaware Municipal Bond Portfolio			Kentucky Municipal Bond Portfolio
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,		Period October 1, 2007 to June 30, 2008	Year Ended September 30,
Increase (Decrease) in Net Assets:		2007	2006		2007	2006
Operations
Net investment income	$2,021,944	$2,585,325	$2,897,754	$3,160,959	$4,373,200	$3,471,984
Net realized gain (loss)	1,322,921	(229,712)	(220,565)	(1,033,497)	315,540	261,796
Net change in unrealized appreciation/depreciation	(2,727,966)	(674,964)	(822,016)	(1,482,751)	(3,120,314)	(1,676,375)

Net increase in net assets resulting from operations	616,899	1,680,649	1,855,173	644,711	1,568,426	2,057,405

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,268,037)	(1,557,888)	(1,754,372)	(2,297,075)	(4,432,021)	(2,598,714)
Service	—	—	—	(9,047)	(13,927)	(9,756)
Investor A	(341,093)	(422,321)	(482,604)	(372,218)	(610,931)	(235,933)
Investor B	(114,654)	(176,955)	(221,242)	(42,137)	(91,056)	(78,190)
Investor C	(197,576)	(268,982)	(354,034)	(182,482)	(224,702)	(28,120)
Net realized gain:
Institutional	(52,108)	—	—	(163,629)	—	—
Service	—	—	—	(675)	—	—
Investor A	(14,964)	—	—	(29,682)	—	—
Investor B	(6,155)	—	—	(3,826)	—	—
Investor C	(10,618)	—	—	(15,926)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(2,005,205)	(2,426,146)	(2,812,252)	(3,116,697)	(5,372,637)	(2,950,713)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	(441,776)	(4,875,342)	(15,693,449)	(25,118,708)	37,242,526	(9,666,669)

Net Assets
Total increase (decrease) in net assets	(1,830,082)	(5,620,839)	(16,650,528)	(27,590,694)	33,438,315	(10,559,977)
Beginning of period	59,748,228	65,369,067	82,019,595	105,207,038	71,768,723	82,328,700

End of period	$57,918,146	$59,748,228	$65,369,067	$77,616,344	$105,207,038	$71,768,723

End of period undistributed net investment income	$293,643	$276,904	$(93,855)	$684,081	$641,471	$1,098,578

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	29

Statements of Cash Flows

	Ohio Municipal Bond Portfolio		Delaware Municipal Bond Portfolio		Kentucky Municipal Bond Portfolio
	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Increase in Cash
Cash flows from operating activities:
Net increase in net assets resulting from operations	$942,724	$2,523,108	$616,899	$1,680,649	$644,711	$1,568,426

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of long-term investment securities	(47,182,361)	(26,780,568)	(39,959,073)	(8,760,072)	(18,465,589)	(72,359,882)
Proceeds from disposition and maturities of long-term investment securities	59,085,266	39,110,937	65,574,655	11,825,054	47,536,797	41,453,915
Net change in swap transactions	—	—	—	—	—	(92,958)
Net (purchase) sale of short-term investment securities	(2,989,070)	(374,016)	(2,684,647)	811,712	2,875,898	(1,606,927)
Net change in unrealized (appreciation)/depreciation on investment securities	2,327,076	3,355,397	2,727,966	674,964	1,482,751	3,120,314
Net realized (gain) loss on investment securities	297,579	(1,280,524)	(1,322,921)	229,712	1,033,497	(315,540)
Net amortization of premium (discount)	151,841	(34,714)	121,829	329,576	78,003	194,318
Decrease (increase) in interest receivable	780,413	266,020	536,032	83,089	545,381	(491,092)
Increase (decrease) in prepaid expenses	(4,934)	1,499	(4,778)	2,472	19,240	(26,663)
Increase (decrease) in receivable from advisor	168	781	(8,050)	494	200	(224)
Increase (decrease) in interest and fees payable	(216,288)	(66,826)	(345,064)	13,962	(151,844)	(30,776)
Increase (decrease) in accrued expenses	(5,075)	402	(6,833)	(10,609)	(20,335)	29,797

Net cash provided by operating activities	13,187,339	16,721,496	25,246,015	6,881,003	35,578,710	(28,557,292)

Cash Flows Used for Financing Activities
Decrease in secured borrowings	(15,425,000)	(8,000,000)	(22,355,000)	—	(7,680,000)	(3,655,000)
Increase in secured borrowings	1,330,000	—	—	—	—	—
Proceeds from shares sold	17,746,467	18,313,636	8,328,970	6,122,507	8,286,056	74,904,870
Shares redeemed	(13,797,855)	(23,450,181)	(9,694,732)	(11,088,505)	(33,549,026)	(38,364,427)
Cash distributions paid	(3,040,951)	(3,584,951)	(1,525,253)	(1,915,005)	(2,635,740)	(4,328,151)

Net cash used for financing activities	(13,187,339)	(16,721,496)	(25,246,015)	(6,881,003)	(35,578,710)	28,557,292

Cash
Net increase (decrease) in cash	—	—	—	—	—	—

Beginning balance	—	—	—	—	—	—

Ending balance	$—	$—	$—	$—	$—	$—

Supplemental Disclosure of Cash Flow Information
Reinvestment of dividends and distributions	$595,679	$678,386	$480,832	$520,078	$610,251	$932,366
Cash paid during the period for interest	$449,575	$894,950	$717,785	$854,816	$290,235	$441,420

See Notes to Financial Statements.

30	ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	AMT-Free Municipal Bond Portfolio

	BlackRock
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,			Period December 22, 2003[1] to September 30, 2004
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$10.99	$11.11	$11.22

Net investment income[2]	0.39	0.46	0.47	0.49	0.37
Net realized and unrealized loss	(0.26)	(0.22)	(0.06)	(0.17)	(0.10)

Net increase from investment operations	0.13	0.24	0.41	0.32	0.27

Dividends and distributions from:
Net investment income	(0.37)	(0.46)	(0.47)	(0.44)	(0.38)
Net realized gain	(0.02)	—	—	—	—

Total dividends and distributions	(0.39)	(0.46)	(0.47)	(0.44)	(0.38)

Net asset value, end of period	$10.45	$10.71	$10.93	$10.99	$11.11

Total Investment Return
Based on net asset value	1.20%[3]	2.27%	3.83%	3.23%	2.46%[3]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.45%[5]	0.45%	0.45%	0.45%	0.45%[5]

Total expenses, net of waivers and reimbursement	0.58%[5]	0.65%	0.64%	0.57%	0.51%[5]

Total expenses	0.81%[5]	0.88%	0.88%	0.83%	0.75%[5]

Net investment income	4.92%[5]	4.26%	4.35%	4.39%	4.34%[5]

Supplemental Data
Net assets, end of period (000)	$11,270	$24,027	$71,890	$85,552	$100,489

Portfolio turnover	69%	88%	66%	87%	69%

	Institutional
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[6]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.11	$11.22	$11.38

Net investment income	0.39 [2]	0.46 [2]	0.46 [2]	0.47 [2]	0.48 [2]	0.54
Net realized and unrealized loss	(0.26)	(0.22)	(0.07)	(0.12)	(0.10)	(0.17)

Net increase from investment operations	0.13	0.24	0.39	0.35	0.38	0.37

Dividends and distributions from:
Net investment income	(0.37)	(0.46)	(0.46)	(0.46)	(0.49)	(0.53)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.39)	(0.46)	(0.46)	(0.46)	(0.49)	(0.53)

Net asset value, end of period	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22

Total Investment Return
Based on net asset value	1.18%[3]	2.25%	3.65%	3.17%	3.46%	3.40%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.48%[5]	0.48%	0.52%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	0.60%[5]	0.68%	0.71%	0.72%	0.66%	0.69%

Total expenses	0.81%[5]	0.88%	0.92%	0.95%	0.88%	0.92%

Net investment income	4.87%[5]	4.27%	4.26%	4.24%	4.34%	4.80%

Supplemental Data
Net assets, end of period (000)	$293,812	$278,479	$271,641	$295,737	$308,122	$334,685

Portfolio turnover	69%	88%	66%	87%	69%	72%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

6	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	31

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Service
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.70	$10.92	$10.99	$11.10	$11.21	$11.38

Net investment income	0.37 [2]	0.43 [2]	0.43 [2]	0.44 [2]	0.45 [2]	0.49
Net realized and unrealized loss	(0.26)	(0.22)	(0.08)	(0.12)	(0.10)	(0.16)

Net increase from investment operations	0.11	0.21	0.35	0.32	0.35	0.33

Dividends and distributions from:
Net investment income	(0.34)	(0.43)	(0.42)	(0.43)	(0.46)	(0.50)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.37)	(0.43)	(0.42)	(0.43)	(0.46)	(0.50)

Net asset value, end of period	$10.44	$10.70	$10.92	$10.99	$11.10	$11.21

Total Investment Return
Based on net asset value	0.97%[3]	1.91%	3.29%	2.91%	3.16%	2.99%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.76%[5]	0.79%	0.88%	0.86%	0.86%	0.90%

Total expenses, net of waivers and reimbursement	0.88%[5]	0.99%	1.07%	0.98%	0.92%	0.99%

Total expenses	1.10%[5]	1.19%	1.62%	1.20%	1.14%	1.22%

Net investment income	4.62%[5]	3.96%	3.91%	3.99%	4.09%	4.46%

Supplemental Data
Net assets, end of period (000)	$1,896	$1,158	$1,249	$2,312	$2,702	$2,971

Portfolio turnover	69%	88%	66%	87%	69%	72%

	Investor A
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.12	$11.22	$11.38

Net investment income	0.36 [2]	0.43 [2]	0.43 [2]	0.44 [2]	0.44 [2]	0.48
Net realized and unrealized loss	(0.26)	(0.22)	(0.07)	(0.13)	(0.10)	(0.16)

Net increase from investment operations	0.10	0.21	0.36	0.31	0.34	0.32

Dividends and distributions from:
Net investment income	(0.34)	(0.43)	(0.43)	(0.43)	(0.44)	(0.48)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.36)	(0.43)	(0.43)	(0.43)	(0.44)	(0.48)

Net asset value, end of period	$10.45	$10.71	$10.93	$11.00	$11.12	$11.22

Total Investment Return[6]
Based on net asset value	0.94%[3]	1.92%	3.35%	2.81%	3.10%	2.91%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.79%[5]	0.79%	0.82%	0.86%	1.00%	1.07%

Total expenses, net of waivers and reimbursement	0.92%[5]	0.99%	1.01%	0.98%	1.06%	1.16%

Total expenses	1.13%[5]	1.20%	1.31%	1.30%	1.37%	1.39%

Net investment income	4.54%[5]	3.96%	3.97%	3.99%	3.95%	4.31%

Supplemental Data
Net assets, end of period (000)	$12,265	$9,868	$9,713	$8,965	$7,711	$8,573

Portfolio turnover	69%	88%	66%	87%	69%	72%

See Notes to Financial Statements.

32	ANNUAL REPORT	JUNE 30, 2008

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor B
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.11	$11.22	$11.38

Net investment income	0.36 [2]	0.39 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.40
Net realized and unrealized loss	(0.26)	(0.21)	(0.08)	(0.12)	(0.11)	(0.16)

Net increase from investment operations	0.10	0.18	0.27	0.24	0.25	0.24

Dividends and distributions from:
Net investment income	(0.34)	(0.40)	(0.34)	(0.35)	(0.36)	(0.40)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.36)	(0.40)	(0.34)	(0.35)	(0.36)	(0.40)

Net asset value, end of period	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22

Total Investment Return[6]
Based on net asset value	0.92%[3]	1.63%	2.55%	2.14%	2.24%	2.14%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.83%[5]	1.10%	1.60%	1.61%	1.75%	1.82%

Total expenses, net of waivers and reimbursement	0.95%[5]	1.30%	1.79%	1.73%	1.81%	1.91%

Total expenses	1.16%[5]	1.51%	1.99%	1.96%	2.03%	2.14%

Net investment income	4.53%[5]	3.65%	3.20%	3.24%	3.21%	3.57%

Supplemental Data
Net assets, end of period (000)	$2,385	$3,088	$4,168	$4,839	$5,869	$7,161

Portfolio turnover	69%	88%	66%	87%	69%	72%

	Investor C
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.12	$11.21	$11.38

Net investment income	0.30 [2]	0.35 [2]	0.35 [2]	0.36 [2]	0.35 [2]	0.41
Net realized and unrealized loss	(0.26)	(0.22)	(0.07)	(0.13)	(0.08)	(0.18)

Net increase from investment operations	0.04	0.13	0.28	0.23	0.27	0.23

Distributions and dividends from:
Net investment income	(0.28)	(0.35)	(0.35)	(0.35)	(0.36)	(0.40)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.30)	(0.35)	(0.35)	(0.35)	(0.36)	(0.40)

Net asset value, end of period	$10.45	$10.71	$10.93	$11.00	$11.12	$11.21

Total Investment Return[6]
Based on net asset value	0.39%[3]	1.16%	2.59%	2.05%	2.33%	2.05%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	1.53%[5]	1.54%	1.56%	1.62%	1.73%	1.82%

Total expenses, net of waivers and reimbursement	1.65%[5]	1.74%	1.75%	1.74%	1.79%	1.91%

Total expenses	1.86%[5]	1.95%	1.95%	1.97%	2.01%	2.14%

Net investment income	3.79%[5]	3.22%	3.22%	3.26%	3.17%	3.59%

Supplemental Data
Net assets, end of period (000)	$5,040	$3,913	$2,662	$2,303	$2,918	$2,559

Portfolio turnover	69%	88%	66%	87%	69%	72%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	33

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Institutional
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.35 [2]	0.46 [2]	0.48 [2]	0.48 [2]	0.54 [2]	0.52
Net realized and unrealized loss	(0.24)	(0.20)	(0.13)	(0.21)	(0.03)	(0.22)

Net increase from investment operations	0.11	0.26	0.35	0.27	0.51	0.30

Dividends and distributions from:
Net investment income	(0.34)	(0.44)	(0.47)	(0.51)	(0.50)	(0.52)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.37)	(0.44)	(0.47)	(0.51)	(0.50)	(0.52)

Net asset value, end of period	$10.08	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return
Based on net asset value	0.99%[3]	2.54%	3.37%	2.55%	4.82%	2.79%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	0.89%[5]	1.38%	1.27%	1.04%	0.84%	0.93%

Total expenses	1.03%[5]	1.49%	1.42%	1.29%	1.08%	1.16%

Net investment income	4.52%[5]	4.45%	4.56%	4.47%	4.97%	4.78%

Supplemental Data
Net assets, end of period (000)	$86,352	$85,200	$87,546	$100,501	$96,730	$97,589

Portfolio turnover	43%	21%	13%	9%	5%	15%

	Service
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$10.53	$10.65	$10.89	$10.87	$11.09

Net investment income	0.32 [2]	0.43 [2]	0.44 [2]	0.45 [2]	0.51 [2]	0.52
Net realized and unrealized loss	(0.24)	(0.20)	(0.12)	(0.21)	(0.02)	(0.26)

Net increase from investment operations	0.08	0.23	0.32	0.24	0.49	0.26

Dividends and distributions from:
Net investment income	(0.31)	(0.41)	(0.44)	(0.48)	(0.47)	(0.48)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.34)	(0.41)	(0.44)	(0.48)	(0.47)	(0.48)

Net asset value, end of period	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87

Total Investment Return
Based on net asset value	0.77%[3]	2.24%	3.06%	2.24%	4.60%	2.48%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.89%[5]	0.89%	0.90%	0.90%	0.81%	0.90%

Total expenses, net of waivers and reimbursement	1.18%[5]	1.67%	1.57%	1.34%	1.05%	1.23%

Total expenses	1.30%[5]	1.76%	1.67%	1.54%	1.26%	1.45%

Net investment income	4.20%[5]	4.14%	4.25%	4.16%	4.74%	4.58%

Supplemental Data
Net assets, end of period (000)	$2,386	$1,765	$1,122	$736	$700	$727

Portfolio turnover	43%	21%	13%	9%	5%	15%

See Notes to Financial Statements.

34	ANNUAL REPORT	JUNE 30, 2008

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor A
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.33 [2]	0.44 [2]	0.45 [2]	0.44 [2]	0.49 [2]	0.46
Net realized and unrealized loss	(0.23)	(0.20)	(0.14)	(0.21)	(0.03)	(0.21)

Net increase from investment operations	0.10	0.24	0.31	0.23	0.46	0.25

Dividends and distributions from:
Net investment income	(0.32)	(0.42)	(0.43)	(0.47)	(0.45)	(0.47)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.35)	(0.42)	(0.43)	(0.47)	(0.45)	(0.47)

Net asset value, end of period	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return[6]
Based on net asset value	0.90%[3]	2.29%	3.05%	2.14%	4.34%	2.31%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.85%[5]	0.85%	0.90%	0.99%	1.07%	1.08%

Total expenses, net of waivers and reimbursement	1.14%[5]	1.63%	1.57%	1.43%	1.31%	1.41%

Total expenses	1.36%[5]	1.81%	1.81%	1.64%	1.58%	1.64%

Net investment income	4.26%[5]	4.21%	4.26%	4.05%	4.56%	4.32%

Supplemental Data
Net assets, end of period (000)	$7,833	$6,938	$7,557	$8,873	$5,043	$7,494

Portfolio turnover	43%	21%	13%	9%	5%	15%

	Investor B
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.27 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.41 [2]	0.39
Net realized and unrealized loss	(0.24)	(0.20)	(0.13)	(0.21)	(0.03)	(0.23)

Net increase from investment operations	0.03	0.15	0.23	0.15	0.38	0.16

Dividends and distributions from:
Net investment income	(0.25)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.28)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)

Net asset value, end of period	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return[6]
Based on net asset value	0.27%[3]	1.43%	2.22%	1.38%	3.57%	1.54%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	1.69%[5]	1.69%	1.72%	1.75%	1.79%	1.82%

Total expenses, net of waivers and reimbursement	1.98%[5]	2.47%	2.39%	2.19%	2.03%	2.15%

Total expenses	2.09%[5]	2.55%	2.46%	2.29%	2.21%	2.38%

Net investment income	3.45%[5]	3.38%	3.46%	3.32%	3.78%	3.55%

Supplemental Data
Net assets, end of period (000)	$4,157	$5,142	$7,070	$9,424	$10,280	$10,453

Portfolio turnover	43%	21%	13%	9%	5%	15%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	35

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor C
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$10.53	$10.65	$10.89	$10.87	$11.09

Net investment income	0.27 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.41 [2]	0.40
Net realized and unrealized loss	(0.25)	(0.20)	(0.13)	(0.21)	(0.02)	(0.24)

Net increase from investment operations	0.02	0.15	0.23	0.15	0.39	0.16

Dividends and distributions from:
Net investment income	(0.25)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.28)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)

Net asset value, end of period	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87

Total Investment Return[3]
Based on net asset value	0.18%[4]	1.42%	2.24%	1.38%	3.66%	1.54%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.67%[6]	1.70%	1.69%	1.74%	1.77%	1.82%

Total expenses, net of waivers and reimbursement	1.97%[6]	2.48%	2.36%	2.18%	2.01%	2.15%

Total expenses	2.08%[6]	2.56%	2.44%	2.28%	2.19%	2.38%

Net investment income	3.44%[6]	3.37%	3.46%	3.30%	3.80%	3.55%

Supplemental Data
Net assets, end of period (000)	$6,100	$6,002	$7,832	$7,063	$5,411	$5,740

Portfolio turnover	43%	21%	13%	9%	5%	15%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

36	ANNUAL REPORT	JUNE 30, 2008

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Institutional
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.70	$9.82	$9.92	$10.13	$10.23	$10.54

Net investment income	0.35 [2]	0.43 [2]	0.43 [2]	0.43 [2]	0.47 [2]	0.52
Net realized and unrealized loss	(0.24)	(0.14)	(0.11)	(0.21)	(0.08)	(0.27)

Net increase from investment operations	0.11	0.29	0.32	0.22	0.39	0.25

Dividends and distributions from:
Net investment income	(0.33)	(0.41)	(0.42)	(0.43)	(0.49)	(0.56)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.34)	(0.41)	(0.42)	(0.43)	(0.49)	(0.56)

Net asset value, end of period	$9.47	$9.70	$9.82	$9.92	$10.13	$10.23

Total Investment Return
Based on net asset value	1.23%[3]	3.02%	3.34%	2.16%	3.92%	2.53%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.67%[5]	0.68%	0.69%	0.70%	0.70%	0.70%

Total expenses, net of waivers and reimbursement	1.53%[5]	2.09%	1.95%	1.45%	1.17%	1.36%

Total expenses	1.74%[5]	2.22%	2.11%	1.67%	1.36%	1.56%

Net investment income	4.85%[5]	4.47%	4.43%	4.24%	4.61%	5.06%

Supplemental Data
Net assets, end of period (000)	$36,803	$36,995	$38,044	$46,782	$54,451	$54,512

Portfolio turnover	58%	11%	5%	8%	3%	26%

	Investor A
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.83	$9.93	$10.13	$10.24	$10.54

Net investment income	0.33 [2]	0.41 [2]	0.40 [2]	0.39 [2]	0.42 [2]	0.45
Net realized and unrealized loss	(0.24)	(0.15)	(0.11)	(0.20)	(0.09)	(0.24)

Net increase from investment operations	0.09	0.26	0.29	0.19	0.33	0.21

Dividends and Distributions from:
Net investment income	(0.32)	(0.38)	(0.39)	(0.39)	(0.44)	(0.51)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.33)	(0.38)	(0.39)	(0.39)	(0.44)	(0.51)

Net asset value, end of period	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24

Total Investment Return[6]
Based on net asset value	0.91%[3]	2.74%	3.01%	1.85%	3.35%	2.15%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.95%[5]	0.95%	1.00%	1.09%	1.14%	1.17%

Total expenses, net of waivers and reimbursement	1.80%[5]	2.36%	2.26%	1.84%	1.61%	1.83%

Total expenses	2.03%[5]	2.51%	2.47%	2.01%	1.87%	2.02%

Net investment income	4.58%[5]	4.20%	4.11%	3.86%	4.16%	4.48%

Supplemental Data
Net assets, end of period (000)	$10,434	$10,448	$11,560	$14,421	$12,895	$8,634

Portfolio turnover	58%	11%	5%	8%	3%	26%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	37

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor B
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.83	$9.93	$10.14	$10.24	$10.54

Net investment income	0.28 [2]	0.34 [2]	0.33 [2]	0.31 [2]	0.35 [2]	0.37
Net realized and unrealized loss	(0.24)	(0.15)	(0.11)	(0.21)	(0.08)	(0.23)

Net increase from investment operations	0.04	0.19	0.22	0.10	0.27	0.14

Dividends and distributions from:
Net investment income	(0.26)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.27)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)

Net asset value, end of period	$9.48	$9.71	$9.83	$9.93	$10.14	$10.24

Total Investment Return[3]
Based on net asset value	0.49%[4]	2.02%	2.26%	0.99%	2.68%	1.38%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.65%[6]	1.65%	1.72%	1.84%	1.89%	1.92%

Total expenses, net of waivers and reimbursement	2.50%[6]	3.06%	2.98%	2.59%	2.36%	2.58%

Total expenses	2.81%[6]	3.28%	3.16%	2.67%	2.49%	2.75%

Net investment income	3.89%[6]	3.48%	3.40%	3.10%	3.42%	3.70%

Supplemental Data
Net assets, end of period (000)	$3,819	$4,675	$6,213	$7,524	$8,606	$8,528

Portfolio turnover	58%	11%	5%	8%	3%	26%

	Investor C
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.83	$9.93	$10.13	$10.24	$10.54

Net investment income	0.28 [2]	0.34 [2]	0.33 [2]	0.31 [2]	0.35 [2]	0.37
Net realized and unrealized loss	(0.25)	(0.15)	(0.11)	(0.20)	(0.09)	(0.23)

Net increase from investment operations	0.03	0.19	0.22	0.11	0.26	0.14

Dividends and distributions from:
Net investment income	(0.26)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.27)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)

Net asset value, end of period	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24

Total Investment Return[3]
Based on net asset value	0.39%[4]	2.02%	2.26%	1.10%	2.58%	1.38%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.65%[6]	1.65%	1.73%	1.85%	1.89%	1.91%

Total expenses, net of waivers and reimbursement	2.50%[6]	3.06%	2.99%	2.60%	2.36%	2.57%

Total expenses	2.79%[6]	3.27%	3.15%	2.67%	2.49%	2.74%

Net investment income	3.89%[6]	3.49%	3.41%	3.11%	3.43%	3.56%

Supplemental Data
Net assets, end of period (000)	$6,863	$7,629	$9,551	$13,293	$14,500	$14,529

Portfolio turnover	58%	11%	5%	8%	3%	26%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

38	ANNUAL REPORT	JUNE 30, 2008

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Institutional
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.33 [2]	0.41 [2]	0.46 [2]	0.46 [2]	0.45 [2]	0.48
Net realized and unrealized loss	(0.26)	(0.21)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase from investment operations	0.07	0.20	0.28	0.32	0.38	0.28

Dividends and distributions from:
Net investment income	(0.31)	(0.51)	(0.39)	(0.36)	(0.42)	(0.50)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.33)	(0.51)	(0.39)	(0.36)	(0.42)	(0.50)

Net asset value, end of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return
Based on net asset value	0.75%[3]	2.13%	3.01%	3.35%	4.01%	2.95%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.62%[5]	0.62%	0.66%	0.70%	0.70%	0.70%

Total expenses, net of waivers and reimbursement	0.83%[5]	1.02%	1.22%	1.05%	0.86%	0.88%

Total expenses	1.06%[5]	1.19%	1.39%	1.26%	1.05%	1.06%

Net investment income	4.86%[5]	4.41%	4.81%	4.69%	4.61%	4.94%

Supplemental Data
Net assets, end of period (000)	$61,330	$80,671	$61,918	$71,188	$78,549	$115,104

Portfolio turnover	21%	39%	8%	4%	7%	34%

	Service
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.59	$9.70	$9.74	$9.78	$9.99

Net investment income	0.31 [2]	0.39 [2]	0.43 [2]	0.43 [2]	0.43 [2]	0.45
Net realized and unrealized loss	(0.26)	(0.23)	(0.18)	(0.14)	(0.08)	(0.19)

Net increase from investment operations	0.05	0.16	0.25	0.29	0.35	0.26

Dividends and distributions from:
Net investment income	(0.29)	(0.48)	(0.36)	(0.33)	(0.39)	(0.47)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.31)	(0.48)	(0.36)	(0.33)	(0.39)	(0.47)

Net asset value, end of period	$9.01	$9.27	$9.59	$9.70	$9.74	$9.78

Total Investment Return
Based on net asset value	0.54%[3]	1.70%	2.69%	3.04%	3.69%	2.74%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.90%[5]	0.94%	0.97%	1.00%	1.00%	1.00%

Total expenses, net of waivers and reimbursement	1.11%[5]	1.34%	1.53%	1.35%	1.16%	1.18%

Total expenses	1.35%[5]	1.51%	1.68%	1.52%	1.33%	1.36%

Net investment income	4.56%[5]	4.10%	4.50%	4.38%	4.40%	4.57%

Supplemental Data
Net assets, end of period (000)	$287	$290	$263	$248	$247	$103

Portfolio turnover	21%	39%	8%	4%	7%	34%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	39

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor A
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.32 [2]	0.38 [2]	0.43 [2]	0.42 [2]	0.41 [2]	0.44
Net realized and unrealized loss	(0.27)	(0.21)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase from investment operations	0.05	0.17	0.25	0.28	0.34	0.24

Dividends and distributions from:
Net investment income	(0.29)	(0.48)	(0.36)	(0.32)	(0.38)	(0.46)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.31)	(0.48)	(0.36)	(0.32)	(0.38)	(0.46)

Net asset value, end of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return[3]
Based on net asset value	0.56%[4]	1.86%	2.68%	2.95%	3.53%	2.46%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	0.89%[6]	0.87%	0.97%	1.09%	1.15%	1.17%

Total expenses, net of waivers and reimbursement	1.10%[6]	1.27%	1.53%	1.44%	1.31%	1.35%

Total expenses	1.33%[6]	1.46%	1.75%	1.61%	1.52%	1.53%

Net investment income	4.59%[6]	4.07%	4.50%	4.28%	4.19%	4.42%

Supplemental Data
Net assets, end of period (000)	$8,489	$14,185	$6,240	$6,377	$5,482	$4,701

Portfolio turnover	21%	39%	8%	4%	7%	34%

	Investor B
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.27 [2]	0.33 [2]	0.36 [2]	0.35 [2]	0.33 [2]	0.36
Net realized and unrealized loss	(0.27)	(0.22)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase from investment operations	—	0.11	0.18	0.21	0.26	0.16

Dividends and distributions from:
Net investment income	(0.24)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.26)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return[3]
Based on net asset value	0.02%[4]	1.14%	1.94%	2.18%	2.76%	1.70%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.60%[6]	1.60%	1.71%	1.85%	1.89%	1.92%

Total expenses, net of waivers and reimbursement	1.81%[6]	2.00%	2.27%	2.20%	2.05%	2.10%

Total expenses	2.11%[6]	2.24%	2.47%	2.27%	2.18%	2.27%

Net investment income	3.89%[6]	3.46%	3.78%	3.55%	3.44%	3.64%

Supplemental Data
Net assets, end of period (000)	$1,431	$1,714	$2,233	$3,578	$3,897	$3,795

Portfolio turnover	21%	39%	8%	4%	7%	34%

See Notes to Financial Statements.

40	ANNUAL REPORT	JUNE 30, 2008

Financial Highlights (concluded)	Kentucky Municipal Bond Portfolio

	Investor C
	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.29	$9.61	$9.71	$9.76	$9.79	$10.02

Net investment income	0.27 [2]	0.31 [2]	0.36 [2]	0.35 [2]	0.33 [2]	0.36
Net realized and unrealized loss	(0.27)	(0.21)	(0.17)	(0.15)	(0.06)	(0.21)

Net increase from investment operations	—	0.10	0.19	0.20	0.27	0.15

Dividends and distributions from:
Net investment income	(0.24)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.26)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$9.03	$9.29	$9.61	$9.71	$9.76	$9.79

Total Investment Return[3]
Based on net asset value	0.02%[4]	1.06%	2.04%	2.07%	2.86%	1.59%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.60%[6]	1.58%	1.68%	1.86%	1.88%	1.92%

Total expenses, net of waivers and reimbursement	1.81%[6]	1.98%	2.24%	2.21%	2.04%	2.10%

Total expenses	2.11%[6]	2.21%	2.41%	2.27%	2.16%	2.28%

Net investment income	3.85%[6]	3.30%	3.75%	3.55%	3.43%	3.69%

Supplemental Data
Net assets, end of period (000)	$6,080	$8,347	$1,115	$938	$1,399	$1,179

Portfolio turnover	21%	39%	8%	4%	7%	34%

1	Audited by other auditors prior to the effects of the restatement discussed in Note 8.

2	Based on average shares outstanding.

3	Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2008	41

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2008, the Fund had 34 registered portfolios, 4 of which are included in these financial statements (the “Portfolios”). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Portfolios changed their year end to June 30. Each Portfolio of the Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Investor A, Investor B and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sales price. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Futures - The Portfolio may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, a Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Portfolios will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Portfolios may leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Portfolios have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Portfolio include the right of the Portfolio (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Portfolio. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Portfolio, which typically invests the cash in additional municipal bonds. Each Portfolio’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the

42	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

municipal bonds deposited into a TOB are presented in the Portfolio’s Schedule of Investments and the proceeds from the transaction are reported as a liability of the Portfolio.

Interest income from the underlying municipal bonds is recorded by the Portfolios on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of June 30, 2008, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates during the period were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
Ohio Municipal Bond	$1,974,151	$1,330,000	1.53% - 1.71%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Portfolios’ investments in TOBs likely will adversely affect the Portfolios’ investment income and dividends to shareholders. Fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Portfolios’ net asset values per share.

Zero-Coupon Bonds: The Portfolios may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Portfolio segregate assets in connection with certain investments (e.g., when-issued securities or futures contracts), each Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Portfolios amortize all premiums and discounts on debt securities. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statement of Operations. The consent fees for the period October 1, 2007 to June 30, 2008 in the Kentucky Municipal Bond Portfolio were $250,000.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to each Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on each Portfolio’s financial statements. The Portfolios file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Portfolio’s U.S. federal tax returns remains open for the years ended September 30, 2005 through September 30, 2007. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

ANNUAL REPORT	JUNE 30, 2008	43

Notes to Financial Statements (continued)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates:

	AMT-Free Municipal Bond and Ohio Municipal Bond Portfolios	Delaware Municipal Bond and Kentucky Municipal Bond Portfolios
Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee
first $1 billion	0.500%	0.550%
$1 billion – $2 billion	0.450	0.500
$2 billion – $3 billion	0.425	0.475
greater than $3 billion	0.400	0.450

The Advisor and the Fund contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	0.45%	0.60%	0.90%	1.07%	1.82%	1.82%
Ohio Municipal Bond	N/A	0.60%	0.90%	0.85%	1.82%	1.82%
Delaware Municipal Bond	N/A	0.70%	1.00%[1]	0.95%	1.65%	1.65%
Kentucky Municipal Bond	N/A	0.65%	1.00%	0.95%	1.60%	1.60%

1	There were no shares outstanding during the period ended June 30, 2008.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Portfolio pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Advisor on the Statements of Operations and were as follows:

	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
AMT-Free Municipal Bond	$9,302	$2,756
Ohio Municipal Bond	11,426	8,302
Delaware Municipal Bond	879	182
Kentucky Municipal Bond	1,188	1,683

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, pursuant to which BFM serves as sub-advisor for all of the Portfolios. The Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the management fee paid by the Portfolios to the Advisor.

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for the Fund. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Portfolio.

Prior to January 1, 2008, the custodian fee was paid at the following annual rates: 0.0073% of the first $250 million, 0.006% of the next $250 million, 0.0056% of the next $250 million, 0.0048% of the next $250 million and 0.004% of average daily gross assets in excess of $1 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

Effective January 1, 2008, the custodian fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer

44	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on the share class. The Portfolios paid the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
AMT-Free Municipal Bond	$2,292	$6,009
Ohio Municipal Bond	5,345	8,470
Delaware Municipal Bond	3,948	6,913
Kentucky Municipal Bond	3,987	4,228

PNCGIS and the Advisor act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the classes, is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio or a share class.

The Fund, on behalf of the Portfolios, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”). BDI is an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of each Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Portfolios pay BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75	%(1)
Investor C	0.25%	0.75%

(1)	AMT–Free Municipal Bond did not pay a portion of their respective distribution fees during the period.

The Portfolios paid to affiliates the following fees in return for distribution and sales support services:

	Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
AMT-Free Municipal Bond	$23,784	*	$28,930
Ohio Municipal Bond	45,517	*	76,412
Delaware Municipal Bond	44,648	*	86,857
Kentucky Municipal Bond	35,083	*	76,676

*	Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the period October 1, 2007 to June 30, 2008, the Portfolios reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes						Total
Call Center	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$178	$1,247	$59	$413	$140	$85	$2,122
Ohio Municipal Bond	—	787	29	646	146	113	1,721
Delaware Municipal Bond	—	206	—	268	268	334	1,076
Kentucky Municipal Bond	—	311	6	149	34	150	650

During the year ended September 30, 2007, the following amounts have been accrued by the Portfolios to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes						Total
Call Center	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$551	$3,026	$121	$1,007	$432	$191	$5,328
Ohio Municipal Bond	—	1,200	29	781	384	318	2,712
Delaware Municipal Bond	—	522	—	701	358	428	2,009
Kentucky Municipal Bond	—	944	27	393	51	144	1,559

ANNUAL REPORT	JUNE 30, 2008	45

Notes to Financial Statements (continued)

For the period October 1, 2007 to June 30, 2008, the following charts show the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

	Share Classes						Total
Administration Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$4,266	$53,723	$315	$1,929	$523	$796	$61,552
Ohio Municipal Bond	—	16,121	376	1,389	886	1,153	19,925
Delaware Municipal Bond	—	6,854	—	1,962	784	1,353	10,953
Kentucky Municipal Bond	—	12,875	54	2,215	301	1,311	16,756

	Share Classes						Total
Administration Fees Waived	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$4,193	$—	$—	$—	$—	$—	$4,193
Ohio Municipal Bond	—	15,927	27	1,389	—	—	17,343
Delaware Municipal Bond	—	4	—	845	784	1,334	2,967
Kentucky Municipal Bond	—	1	—	58	289	1,298	1,646

	Share Classes				Total
Service and Distribution Fees	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$3,153	$19,132	$5,226	$31,857	$59,368
Ohio Municipal Bond	3,765	13,893	35,414	46,170	99,242
Delaware Municipal Bond	—	19,517	31,317	54,065	104,899
Kentucky Municipal Bond	541	22,140	12,009	52,477	87,167

	Share Classes						Total
Transfer Agent Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$324	$6,473	$460	$5,527	$2,169	$1,774	$16,727
Ohio Municipal Bond	—	4,111	328	4,345	2,239	2,312	13,335
Delaware Municipal Bond	—	1,330	—	3,209	2,376	3,204	10,119
Kentucky Municipal Bond	—	2,701	82	1,805	575	2,785	7,948

	Share Classes
Transfer Agent Fees Waived	BlackRock	Institutional	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$169	$—	$—	$—	$—	$169
Ohio Municipal Bond	—	750	646	—	—	1,396
Delaware Municipal Bond	—	—	14	268	330	612
Kentucky Municipal Bond	—	—	2	28	144	174

	Share Classes
Transfer Agent Fees Reimbursed	BlackRock	Institutional	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$117	$—	$—	$—	$—	$117
Ohio Municipal Bond	—	2,838	3,524	—	—	6,362
Delaware Municipal Bond	—	—	29	1,965	2,629	4,623
Kentucky Municipal Bond	—	—	1	489	2,340	2,830

46	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

For the year ended September 30, 2007, the following shows the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

	Share Classes						Total
Administration Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$14,301	$69,192	$295	$2,395	$865	$762	$87,810
Ohio Municipal Bond	—	21,422	298	1,799	1,469	1,707	26,695
Delaware Municipal Bond	—	9,254	—	2,685	1,372	2,083	15,394
Kentucky Municipal Bond	—	20,508	69	3,046	510	1,329	25,462

	Share Classes						Total
Administration Fees Waived	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$14,183	$—	$1	$—	$—	$—	$14,184
Ohio Municipal Bond	—	20,833	75	1,783	—	—	22,691
Delaware Municipal Bond	—	—	—	1,863	1,372	2,083	5,318
Kentucky Municipal Bond	—	65	—	20	482	878	1,445

	Share Classes				Total
Service and Distribution Fees	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$2,954	$23,752	$18,548	$30,491	$75,745
Ohio Municipal Bond	2,983	17,938	58,760	68,291	147,972
Delaware Municipal Bond	—	26,607	54,879	83,341	164,827
Kentucky Municipal Bond	687	30,460	20,415	53,161	104,723

	Share Classes						Total
Transfer Agent Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$1,317	$16,274	$777	$7,008	$3,224	$2,223	$30,823
Ohio Municipal Bond	—	8,144	359	5,901	3,795	5,026	23,225
Delaware Municipal Bond	—	2,633	—	5,554	4,021	4,961	17,169
Kentucky Municipal Bond	—	4,532	196	2,565	1,158	1,476	9,927

	Share Classes						Total
Transfer Agent Fees Waived	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$537	$—	$—	$—	$—	$—	$537
Ohio Municipal Bond	—	1,145	2	776	—	—	1,923
Delaware Municipal Bond	—	—	—	249	358	428	1,035
Kentucky Municipal Bond	—	—	—	1	47	135	183

	Share Classes						Total
Transfer Agent Fees Reimbursed	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$688	$—	$2	$—	$—	$—	$690
Ohio Municipal Bond	—	5,816	—	4,964	—	—	10,780
Delaware Municipal Bond	—	—	—	140	3,477	4,229	7,846
Kentucky Municipal Bond	—	—	—	—	1,078	1,109	2,187

ANNUAL REPORT	JUNE 30, 2008	47

Notes to Financial Statements (continued)

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) The Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

At June 30, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2009	2010	2011
AMT-Free Municipal Bond	$373,746	$302,674	$135,966
Ohio Municipal Bond	101,109	97,926	66,049
Delaware Municipal Bond	80,336	82,330	69,958
Kentucky Municipal Bond	88,982	163,064	87,965

The following waivers previously incurred by the Portfolios which were subject to recoupment by the Advisor expired on January 31, 2008:

AMT-Free Municipal Bond	$936,352
Ohio Municipal Bond	259,109
Delaware Municipal Bond	107,843
Kentucky Municipal Bond	162,538

Affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolios’ Investor A shares as follows:

	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
AMT-Free Municipal Bond*	$12,724	$5,062
Ohio Municipal Bond*	9,782	13,106
Delaware Municipal Bond*	11,929	8,867
Kentucky Municipal Bond*	21,262	62,209

*	Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the following periods affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C shares:

	Period October 1, 2007 to June 30, 2008
	Investor A	Investor B	Investor C
AMT-Free Municipal Bond*	$3,969	$2,601	$500
Ohio Municipal Bond*	—	6,415	1,784
Delaware Municipal Bond*	—	4,350	1,010
Kentucky Municipal Bond*	19,303	2,560	11,648

*	Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

	Year Ended September 30, 2007
	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$—	$10,412	$556
Ohio Municipal Bond	—	27,635	4,193
Delaware Municipal Bond	—	20,156	287
Kentucky Municipal Bond	596	5,458	7,326

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolios and were as follows:

	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
AMT-Free Municipal Bond	$98	$453
Ohio Municipal Bond	77	385
Delaware Municipal Bond	67	319
Kentucky Municipal Bond	23	101

The Portfolios may also receive earnings credits related to cash balances with PNCGIS which are shown on the Statements of Operations as fees paid indirectly.

During the period October 1, 2007 to June 30, 2008, the following Portfolios received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Portfolios were as follows:

Delaware Municipal Bond	$125
Kentucky Municipal Bond	187

Certain officers and/or trustees of the Portfolios are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Investments:

For the period October 1, 2007 to June 30, 2008, purchases and sales of securities, excluding short-term investments, were as follows:

	Purchases	Sales
AMT-Free Municipal Bond	$214,407,349	$229,529,755
Ohio Municipal Bond	48,695,801	60,037,739
Delaware Municipal Bond	39,959,073	65,574,655
Kentucky Municipal Bond	19,458,199	49,026,563

4. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolios pay a commitment fee of 0.06% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the period ended June 30, 2008.

48	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

5. Income Tax Information:

Reclassifications:

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These classifications have no effect on net assets or net asset value per share.

AMT-Free Municipal Bond

Accordingly, during the current period $2,820,606 has been reclassified between paid-in capital and accumulated net realized loss and $542,543 has been reclassified between undistributed net investment income and accumulated net realized loss as a result of permanent differences attributable to the expiration of capital loss carryfowards, amortization methods on fixed income securities and the reclassification of distributions.

The tax character of distributions paid during the period October 1, 2007 to June 30, 2008 and the years ended September 30, 2007 and September 30, 2006 was as follows:

	10/01/2007 - 6/30/2008	9/30/2007	9/30/2006
Distribution paid from:
Tax-exempt income	$11,302,802	$14,909,548	$15,981,571
Ordinary income	542,465	—	17,177

Total distributions	$11,845,267	$14,909,548	$15,998,748

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$346,220
Undistributed ordinary income	—
Undistributed long-term net capital gains	—

Total undistributed net earnings	346,220
Capital loss carryforward	(20,354,257	)*
Net unrealized appreciation	361,245	**

Total net accumulated deficit	$(19,646,792)

*	On June 30, 2008, the Portfolio had a capital loss carryforward of $20,354,257, of which $1,756,215 expires in 2009, $3,984,021 expires in 2011, $6,841,418 expires in 2012, $5,736,698 expires in 2013, $554,154 expires in 2014 and $1,481,751 expires in 2016. This amount will be available to offset future realized capital gains.

**	The difference between book-basis and tax-basis net unrealized appreciation is attributed primarily to the difference between book and tax amortization methods for premiums and discount on fixed income securities, the timing of income recognition on partnership interests and the deferral of post-October losses.

Ohio Municipal Bond

Accordingly, during the current period $295,322 has been reclassified between undistributed net investment income and accumulated net realized loss as a result of permanent differences attributable to amortization methods on fixed income securities and the reclassification of distributions.

The tax character of distributions paid during the period October 1, 2007 to June 30, 2008 and the years ended September 30, 2007 and September 30, 2006 was as follows:

	10/01/2007 - 6/30/2008	9/30/2007	9/30/2006
Distribution paid from:
Tax-exempt income	$3,380,106	$4,370,662	$5,049,285
Ordinary income	264,998	—	180,026

Total distributions	$3,645,104	$4,370,662	$5,229,311

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$63,934
Undistributed ordinary income	—
Undistributed long-term net capital gains	—

Total undistributed net earnings	63,934
Capital loss carryforward	(2,424,943	)*
Net unrealized appreciation	1,182,374	**

Total net accumulated deficit	$(1,178,635)

*	On June 30, 2008, the Portfolio had a capital loss carryforward of $2,424,943, of which $603,790 expires in 2011, $825,006 expires in 2012, $783,368 expires in 2013 and $212,779 expires in 2014. This amount will be available to offset future realized capital gains.

**	The difference between book-basis and tax-basis net unrealized appreciation is attributed primarily to the difference between book and tax treatment of residual interests in tender option bond trusts, the difference between book and tax amortization methods for premiums and discount on fixed income securities, the timing of income recognition on partnership interests and the deferral of post-October losses.

Delaware Municipal Bond

Accordingly, during the current period $83,845 has been reclassified between undistributed net investment income and accumulated net realized loss as a result of a permanent difference attributable to reclassification of distributions.

The tax character of distributions paid during the period October 1, 2007 to June 30, 2008 and the years ended September 30, 2007 and September 30, 2006 was as follows:

	10/01/2007 - 6/30/2008	9/30/2007	9/30/2006
Distribution paid from:
Tax-exempt income	$1,921,360	$2,426,146	$2,812,252
Ordinary Income	83,845	—	—

Total distributions	$2,005,205	$2,426,146	$2,812,252

ANNUAL REPORT	JUNE 30, 2008	49

Notes to Financial Statements (continued)

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$91,917
Undistributed ordinary income	—
Undistributed long-term net capital gains	—

Total undistributed net earnings	91,917
Capital loss carryforward	(1,680,156	)*
Net unrealized appreciation	745,677	**

Total net accumulated deficit	$(842,562)

*	On June 30, 2008, the Portfolio had a capital loss carryforward of $1,680,156, of which $242,342 expires in 2011, $493,468 expires in 2012, $623,721 expires 2013, $149,343 expires 2014 and $171,282 expires in 2015. This amount will be available to offset future realized capital gains.

**	The difference between book-basis and tax-basis net unrealized appreciation is attributed primarily to the difference between book and tax amortization methods for premiums and discount on fixed income securities, the timing of income recognition on partnership interests and the deferral of losses on wash sales.

Kentucky Municipal Bond

Accordingly, during the current period $177,834 has been reclassified between paid-in capital and accumulated net realized loss and $215,390 has been reclassified between undistributed net investment income and accumulated net realized loss as a result of permanent differences attributable to the expiration of capital loss carryfowards, amortization methods on fixed income securities and reclassification of distributions.

The tax character of distributions paid during the period October 1, 2007 to June 30, 2008 and the years ended September 30, 2007 and September 30, 2006 was as follows:

	10/01/2007 - 6/30/2008	9/30/2007	9/30/2006
Distribution paid from:
Tax exempt income	$2,902,959	$5,372,637	$2,947,491
Ordinary income	213,738	—	3,222

Total distributions	$3,116,697	$5,372,637	$2,950,713

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$397,976
Undistributed ordinary income	—
Undistributed long-term net capital gains	—

Total undistributed net earnings	397,976
Capital loss carryforward	(4,129,439	)*
Net unrealized depreciation	(316,437	)**

Total net accumulated deficit	$(4,047,900)

*	On June 30, 2008, the Portfolio had a capital loss carryforward of $4,129,439, of which $1,556,368 expires in 2009, $129,603 expires in 2010 and $2,443,468 expires in 2011. This amount will be available to offset future realized capital gains.

**	The difference between book-basis and tax-basis net unrealized depreciation is attributed primarily to the difference between book and tax amortization methods for premiums and discount on fixed income securities, the timing of income recognition on partnership interests, the deferral of losses on wash sales and the deferral of post-October losses.

6. Concentration Risk:

Each Portfolio’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

7. Capital Shares:

Transactions in capital shares for each period were as follows:

	Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
AMT-Free Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
BlackRock
Shares sold	568,737	$5,963,678	45,975	$503,181	352,539	$3,819,547
Shares issued in reinvestment of dividends	78,696	831,268	227,706	2,470,313	308,683	3,345,930

Total issued	647,433	6,794,946	273,681	2,973,494	661,222	7,165,477
Shares redeemed	(1,812,388)	(19,026,316)	(4,610,295)	(49,451,186)	(1,862,759)	(20,169,441)

Net decrease	(1,164,955)	$(12,231,370)	(4,336,614)	$(46,477,692)	(1,201,537)	$(13,003,964)

50	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

	Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
AMT-Free Municipal Bond (concluded)	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,808,269	$72,313,389	4,604,031	$49,810,701	4,280,196	$46,448,314
Shares issued in reinvestment of dividends	28,400	299,675	19,238	207,933	13,690	148,426

Total issued	6,836,669	72,613,064	4,623,269	50,018,634	4,293,886	46,596,740
Shares redeemed	(4,717,305)	(49,931,363)	(3,477,243)	(37,578,917)	(6,332,378)	(68,690,589)

Net increase (decrease)	2,119,364	$22,681,701	1,146,026	$12,439,717	(2,038,492)	$(22,093,849)

Service
Shares sold	75,917	$806,328	1,932	$20,997	1,946	$21,227
Shares issued in reinvestment of dividends	2,389	25,205	2,841	30,731	3,350	36,270

Total issued	78,306	831,533	4,773	51,728	5,296	57,497
Shares redeemed	(4,861)	(51,044)	(10,965)	(119,261)	(101,315)	(1,102,123)

Net increase (decrease)	73,445	$780,489	(6,192)	$(67,533)	(96,019)	$(1,044,626)

Investor A
Shares sold	408,996	$4,311,781	280,701	$3,029,397	290,414	$3,145,094
Shares issued in reinvestment of dividends	25,026	264,194	24,235	262,435	23,302	252,721

Total issued	434,022	4,575,975	304,936	3,291,832	313,716	3,397,815
Shares redeemed	(181,708)	(1,939,356)	(272,344)	(2,944,932)	(240,181)	(2,601,745)

Net increase (decrease)	252,314	$2,636,619	32,592	$346,900	73,535	$796,070

Investor B
Shares sold	12,111	$129,292	18,657	$203,405	98,997	$1,073,196
Shares issued in reinvestment of dividends	6,151	64,973	7,514	81,287	6,560	71,142

Total issued	18,262	194,265	26,171	284,692	105,557	1,144,338
Shares redeemed	(78,264)	(828,490)	(119,240)	(1,295,711)	(164,160)	(1,779,964)

Net decrease	(60,002)	$(634,225)	(93,069)	$(1,011,019)	(58,603)	$(635,626)

Investor C
Shares sold	178,088	$1,885,631	202,460	$2,183,612	124,289	$1,349,403
Shares issued in reinvestment of dividends	9,475	100,060	7,193	77,705	3,961	42,930

Total issued	187,563	1,985,691	209,653	2,261,317	128,250	1,392,333
Shares redeemed	(70,604)	(752,539)	(87,888)	(952,069)	(94,078)	(1,018,186)

Net increase	116,959	$1,233,152	121,765	$1,309,248	34,172	$374,147

ANNUAL REPORT	JUNE 30, 2008	51

Notes to Financial Statements (continued)

	Period October 1, 2007 to June 30 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Ohio Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,300,873	$13,381,697	1,398,739	$14,523,325	1,048,946	$11,004,646
Shares issued in reinvestment of dividends	16,259	166,515	16,913	175,920	4,702	49,332

Total issued	1,317,132	13,548,212	1,415,652	14,699,245	1,053,648	11,053,978
Shares redeemed	(994,451)	(10,215,418)	(1,498,549)	(15,560,902)	(2,174,086)	(22,687,300)

Net increase (decrease)	322,681	$3,332,794	(82,897)	$(861,657)	(1,120,438)	$(11,633,322)

Service
Shares sold	81,340	$833,984	92,049	$951,173	53,634	$563,988
Shares issued in reinvestment of dividends	6,222	63,784	4,327	44,963	3,269	34,248

Total issued	87,562	897,768	96,376	996,136	56,903	598,236
Shares redeemed	(21,825)	(222,764)	(32,387)	(339,094)	(19,351)	(203,972)

Net increase	65,737	$675,004	63,989	$657,042	37,552	$394,264

Investor A
Shares sold	207,342	$2,134,197	168,334	$1,756,393	184,206	$1,927,624
Shares issued in reinvestment of dividends	18,349	187,993	20,610	214,329	21,548	225,665

Total issued	225,691	2,322,190	188,944	1,970,722	205,754	2,153,289
Shares redeemed	(120,018)	(1,231,100)	(236,359)	(2,462,121)	(321,021)	(3,378,468)

Net increase (decrease)	105,673	$1,091,090	(47,415)	$(491,399)	(115,267)	$(1,225,179)

Investor B
Shares sold	2,794	$28,467	3,915	$40,796	54,504	$574,058
Shares issued in reinvestment of dividends	7,233	74,191	10,022	104,315	4,870	51,051

Total issued	10,027	102,658	13,937	145,111	59,374	625,109
Shares redeemed	(95,101)	(975,057)	(188,767)	(1,971,921)	(272,781)	(2,862,878)

Net decrease	(85,074)	$(872,399)	(174,830)	$(1,826,810)	(213,407)	$(2,237,769)

Investor C
Shares sold	125,849	$1,305,497	108,676	$1,132,791	255,376	$2,677,363
Shares issued in reinvestment of dividends	10,063	103,196	13,328	138,859	3,127	32,741

Total issued	135,912	1,408,693	122,004	1,271,650	258,503	2,710,104
Shares redeemed	(111,522)	(1,152,810)	(286,040)	(2,981,689)	(177,691)	(1,862,370)

Net increase (decrease)	24,390	$255,883	(164,036)	$(1,710,039)	80,812	$847,734

52	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

	Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Delaware Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	611,751	$5,919,069	453,119	$4,391,797	754,757	$7,384,112
Shares issued in reinvestment of dividends	4,336	41,700	3,809	36,975	2,738	26,696

Total issued	616,087	5,960,769	456,928	4,428,772	757,495	7,410,808
Shares redeemed	(542,415)	(5,277,068)	(517,105)	(5,040,513)	(1,597,259)	(15,598,804)

Net increase (decrease)	73,672	$683,701	(60,177)	$(611,741)	(839,764)	$(8,187,996)

Investor A
Shares sold	147,541	$1,425,670	110,196	$1,067,359	143,010	$1,394,334
Shares issued in reinvestment of dividends	27,071	260,565	29,131	283,115	28,886	281,660

Total issued	174,612	1,686,235	139,327	1,350,474	171,896	1,675,994
Shares redeemed	(149,605)	(1,445,568)	(239,324)	(2,334,570)	(447,705)	(4,379,429)

Net increase (decrease)	25,007	$240,667	(99,997)	$(984,096)	(275,809)	$(2,703,435)

Investor B
Shares sold	1,973	$19,307	—	$—	23,970	$234,927
Shares issued in reinvestment of dividends	6,656	64,134	7,853	76,442	5,294	51,637

Total issued	8,629	83,441	7,853	76,442	29,264	286,564
Shares redeemed	(87,122)	(845,361)	(158,495)	(1,538,111)	(154,754)	(1,510,944)

Net decrease	(78,493)	$(761,920)	(150,642)	$(1,461,669)	(125,490)	$(1,224,380)

Investor C
Shares sold	100,851	$975,392	67,051	$651,166	95,024	$929,382
Shares issued in reinvestment of dividends	11,886	114,433	12,704	123,546	5,263	51,307

Total issued	112,737	1,089,825	79,755	774,712	100,287	980,689
Shares redeemed	(174,375)	(1,694,049)	(265,797)	(2,592,548)	(467,187)	(4,558,327)

Net decrease	(61,638)	$(604,224)	(186,042)	$(1,817,836)	(366,900)	$(3,577,638)

ANNUAL REPORT	JUNE 30, 2008	53

Notes to Financial Statements (continued)

	Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Kentucky Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	593,068	$5,477,953	5,241,943	$49,677,953	970,234	$9,287,039
Shares issued in reinvestment of dividends	18,383	167,955	25,592	239,501	8,068	77,246

Total issued	611,451	5,645,908	5,267,535	49,917,454	978,302	9,364,285
Shares redeemed	(2,507,250)	(23,093,430)	(3,024,571)	(28,147,157)	(1,861,035)	(17,859,884)

Net increase (decrease)	(1,895,799)	$(17,447,522)	2,242,964	$21,770,297	(882,733)	$(8,495,599)

Service
Shares sold	956	$8,723	4,117	$38,849	1,124	$10,802
Shares issued in reinvestment of dividends	752	6,881	1,015	9,543	670	6,418

Total issued	1,708	15,604	5,132	48,392	1,794	17,220
Shares redeemed	(1,218)	(11,009)	(1,203)	(11,284)	(1)	(12)

Net increase	490	$4,595	3,929	$37,108	1,793	$17,208

Investor A
Shares sold	111,525	$1,022,616	1,556,137	$14,718,233	48,621	$466,358
Shares issued in reinvestment of dividends	27,481	251,677	46,351	434,080	18,075	173,078

Total issued	139,006	1,274,293	1,602,488	15,152,313	66,696	639,436
Shares redeemed	(726,859)	(6,638,110)	(723,276)	(6,720,074)	(73,476)	(705,686)

Net increase (decrease)	(587,853)	$(5,363,817)	879,212	$8,432,239	(6,780)	$(66,250)

Investor B
Shares sold	—	$139	3,939	$37,368	6,199	$59,508
Shares issued in reinvestment of dividends	4,744	43,433	9,148	86,146	7,500	71,847

Total issued	4,744	43,572	13,087	123,514	13,699	131,355
Shares redeemed	(30,805)	(283,237)	(61,144)	(569,892)	(149,840)	(1,440,785)

Net decrease	(26,061)	$(239,665)	(48,057)	$(446,378)	(136,141)	$(1,309,430)

Investor C
Shares sold	192,137	$1,774,497	1,103,806	$10,453,347	28,401	$272,499
Shares issued in reinvestment of dividends	15,275	140,305	17,439	163,096	988	9,483

Total issued	207,412	1,914,802	1,121,245	10,616,443	29,389	281,982
Shares redeemed	(432,461)	(3,987,101)	(338,901)	(3,167,183)	(9,858)	(94,580)

Net increase (decrease)	(225,049)	$(2,072,299)	782,344	$7,449,260	19,531	$187,402

8. Restatement Information

Subsequent to the initial issuance of their September 30, 2006 financial statements, the Portfolios determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the year ended September 30, 2003 have been restated to give effect to recording the transfer of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

54	ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (concluded)

Financial Highlights throughout each period:

	Ratio of Total Expenses to Average Net Assets (including interest expense and fees and excluding waivers)		Portfolio Turnover Rate
	Previously Reported	As Restated	Previously Reported	As Restated
AMT-Free Municipal Bond Portfolio
Institutional
9/30/03	0.83%	0.92%	76%	72%
Service
9/30/03	1.13%	1.22%	76%	72%
Investor A
9/30/03	1.30%	1.39%	76%	72%
Investor B
9/30/03	2.05%	2.14%	76%	72%
Investor C
9/30/03	2.05%	2.14%	76%	72%

Ohio Municipal Bond Portfolio
Institutional
9/30/03	0.83%	1.16%	18%	15%
Service
9/30/03	1.12%	1.45%	18%	15%
Investor A
9/30/03	1.31%	1.64%	18%	15%
Investor B
9/30/03	2.05%	2.38%	18%	15%
Investor C
9/30/03	2.05%	2.38%	18%	15%

Delaware Municipal Bond Portfolio
Institutional
9/30/03	0.90%	1.56%	34%	26%
Investor A
9/30/03	1.36%	2.02%	34%	26%
Investor B
9/30/03	2.09%	2.75%	34%	26%
Investor C
9/30/03	2.08%	2.74%	34%	26%

Kentucky Municipal Bond Portfolio
Institutional
9/30/03	0.88%	1.06%	37%	34%
Service
9/30/03	1.18%	1.36%	37%	34%
Investor A
9/30/03	1.35%	1.53%	37%	34%
Investor B
9/30/03	2.09%	2.27%	37%	34%
Investor C
9/30/03	2.10%	2.28%	37%	34%

ANNUAL REPORT	JUNE 30, 2008	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the AMT-Free Municipal Bond, Ohio Municipal Bond, Delaware Municipal Bond, and Kentucky Municipal Bond Portfolios, four of the thirty-four portfolios constituting the BlackRock Funds II (the “Fund”), (collectively the “Portfolios”), as of June 30, 2008, and the related statements of operations for the period from October 1, 2007 through June 30, 2008 and the year ended September 30, 2007, the statements of changes in net assets for the period from October 1, 2007 through June 30, 2008 and for each of the two years in the period ended September 30, 2007, the statements of cash flows for the Ohio Municipal Bond, Delaware Municipal Bond, and Kentucky Municipal Bond Portfolios for the period from October 1, 2007 through June 30, 2008 and the year ended September 30, 2007, and the financial highlights for the period from October 1, 2007 through June 30, 2008 and for each of the four years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for the year ended September 30, 2003 (before the restatement described in Note 8), were audited by other auditors whose report, dated November 26, 2003, expressed a qualified opinion on those financial highlights because of the errors described in Note 8.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Fund as of June 30, 2008, the results of their operations for the period from October 1, 2007 through June 30, 2008 and the year ended September 30, 2007, the changes in their net assets for the period from October 1, 2007 through June 30, 2008 and for each of the two years in the period ended September 30, 2007, their cash flows for the Ohio Municipal Bond, Delaware Municipal Bond, and Kentucky Municipal Bond Portfolios for the period from October 1, 2007 through June 30, 2008 and the year ended September 30, 2007, and the financial highlights for the period from October 1, 2007 through June 30, 2008 and for each of the four years in the period ended September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

We have also audited the adjustments, applied by management, to restate certain financial highlights of the Portfolios for the year ended September 30, 2003, to correct the errors described in Note 8. These adjustments are the responsibility of the Fund’s management. The audit procedures that we performed with respect to the adjustments included such tests as we considered necessary in the circumstances and were designed to obtain reasonable assurance about whether the adjustments are appropriate and have been properly applied, in all material respects, to the restated financial highlights for the year ended September 30, 2003. We did not perform any audit procedures designed to assess whether any additional adjustments to such financial highlights might be necessary in order to for such financial highlights to be presented in conformity with generally accepted accounting principles. In our opinion, the adjustments to the financial highlights for the year ended September 30, 2003 described in Note 8 are appropriate and have been properly applied, in all material respects. However, we were not engaged to audit, review, or apply any procedures to the Portfolios’ financial highlights for the year ended September 30, 2003, other than with respect to the adjustments described in Note 8 and, accordingly, we do not express an opinion or any other form of assurance on such financial highlights.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

August 25, 2008

Important Tax Information (Unaudited)

All of the net investment income distributions paid monthly by BlackRock AMT-Free Municipal Bond Portfolio, BlackRock Ohio Municipal Bond Portfolio, BlackRock Delaware Municipal Bond Portfolio and BlackRock Kentucky Municipal Bond Portfolio of BlackRock Funds II during the taxable period ended June 30, 2008 qualify as tax-exempt interest dividends for federal income tax purposes.

56	ANNUAL REPORT	JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock AMT-Free Municipal Bond Portfolio (“AMT-Free Portfolio”), BlackRock Delaware Municipal Bond Portfolio (“Delaware Municipal Portfolio”), BlackRock Kentucky Municipal Bond Portfolio (“Kentucky Municipal Portfolio”) and BlackRock Ohio Municipal Bond Portfolio (“Ohio Municipal Portfolio”) (collectively, the “Portfolios”) of BlackRock Funds II (the “Fund”) met in April and June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and BlackRock Financial Management, Inc. (the “Subadviser”). The Adviser and the Subadviser are referred to herein as “BlackRock.” For simplicity, the Portfolios and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the “Transaction”), the Fund entered into the Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements’ respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objectives, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5-6, 2008, the Fund’s Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5-6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the

57

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance - both including and excluding the effects of the Fund’s fees and expenses—to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objectives, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered BlackRock’s planned changes in the organization of its fixed-income management.

The AMT Free Portfolio and the Kentucky Municipal Portfolio ranked in the second, third and third quartiles, and the Delaware Municipal Portfolio and the Ohio Municipal Portfolio ranked in the first, third, and third quartiles on a net basis against their respective Lipper peer universes for the one, three and five years ended December 31, 2007. In considering the Advisory Agreement, the Board expressed its concern with these Funds longer-term performance, but noted more recent investment results have been encouraging. The Board discussed the Fund’s management personnel and processes with BlackRock’s senior management and will continue to monitor the Fund’s performance. There was the discussion of the negative impact on performance of investment decisions in respect of duration, yield curve positioning and cash positions.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by

58

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board took into account that each Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has agreed to contractually cap the total annual operating expenses of one or more share classes of each Portfolio, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints.

The Board concluded that each Portfolio’s advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

59

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Robert M. Hernandez 40 East 52nd Street New York, NY 10022 1944	Chairman of the Board, Trustee and Member of the Audit Committee	Since 1996	Formerly Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	37 Funds 104 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemical); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 40 East 52nd Street New York, NY 10022 1941	Vice Chairman of the Board, Chairman of the Audit Committee and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director, Michael J. Fox Foundation for Parkinson’s Research since 2000; Formerly Director of BTG International Plc (a global technology commercialization company) from 2001 to 2007.	37 Funds 104 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and formerly Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	37 Funds 104 Portfolios	None

Bruce R. Bond 40 East 52nd Street New York, NY 10022 1946	Trustee	Since 2005	Formerly Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Formerly Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 Funds 104 Portfolios	None

Donald W. Burton 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	37 Funds 104 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2001	Partner and Head of International Practice, Covington and Burling (law firm) since 2001; International Advisory Board Member, The Coca Cola Company since 2002; Advisory Board Member BT Americas (telecommunications) since 2004; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003.	37 Funds 104 Portfolios	UPS Corporation (delivery service)

Kenneth A. Froot 40 East 52nd Street New York, NY 10022 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	37 Funds 104 Portfolios	None

John F. O’Brien 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly Director, Allmerica Financial Corporation from 1995 to 2003; Formerly Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	37 Funds 104 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

60	ANNUAL REPORT	JUNE 30, 2008

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees (concluded)

Roberta Cooper Ramo 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director of ECMC Group (service provider to students, schools and lenders) since 2001; President Elect, The American Law Institute, (non-profit), 2007; Formerly President, American Bar Association from 1995 to 1996.	37 Funds 104 Portfolios	None

Jean Margo Reid 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Self-employed consultant since 2001; Director and Secretary, SCB, Inc. (holding company) since 1998; Director and Secretary, SCB Partners, Inc. (holding company) since 2000; Formerly Director, Covenant House (non-profit) from 2001 to 2004.	37 Funds 104 Portfolios	None

David H. Walsh 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming since 2006; Director, The American Museum of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society from 1998 to 2005.	37 Funds 104 Portfolios	None

Richard R. West 40 East 52nd Street New York, NY 10022 1938	Trustee and Member of the Audit Committee	Since 2007	Dean Emeritus, New York University’s Leonard N. Stern School of Business Administration since 1995.	37 Funds 104 Portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust (real estate company); Alexander’s Inc. (real estate company)

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

ANNUAL REPORT	JUNE 30, 2008	61

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Interested Trustees[1]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004	185 Funds 295 Portfolios	None

Laurence D. Fink 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2000	Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	37 Funds 104 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	184 Funds 294 Portfolios	None

1	Messrs. Davis, Fink and Gabbay are all “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

62	ANNUAL REPORT	JUNE 30, 2008

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Address of the Portfolios

100 Bellevue Parkway

Wilmington, DE 19809

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Sub-Advisor

BlackRock Financial

Management, Inc.

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Co-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

ANNUAL REPORT	JUNE 30, 2008	63

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

64	ANNUAL REPORT	JUNE 30, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at, www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) at website http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

ANNUAL REPORT	JUNE 30, 2008	65

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†		BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

66	ANNUAL REPORT	JUNE 30, 2008

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

MUNI-6/08-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Bruce R. Bond (not reappointed to the Audit Committee, effective November 1, 2007)

Robert M. Hernandez

Dr. Matina Horner (term ended, effective November 1, 2007)

Toby Rosenblatt (term ended, effective November 1, 2007)

Fred G. Weiss (term began, effective November 1, 2007)

Richard R. West (term began, effective November 1, 2007)

David R. Wilmerding, Jr. (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
AMT-Free Municipal Bond Portfolio	$20,400	$29,700	$0	$4,500	$6,100	$6,100	$1,049	$1,042
Delaware Municipal Bond Portfolio	$20,000	$26,540	$0	$3,500	$6,100	$6,100	$1,049	$1,042
Kentucky Municipal Bond Portfolio	$20,000	$27,816	$0	$3,500	$6,100	$6,100	$1,049	$1,042
Ohio Municipal Bond Portfolio	$20,000	$27,647	$0	$3,500	$6,100	$6,100	$1,049	$1,042

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
AMT-Free Municipal Bond Portfolio	$294,649	$296,142
Delaware Municipal Bond Portfolio	$294,649	$296,142
Kentucky Municipal Bond Portfolio	$294,649	$296,142
Ohio Municipal Bond Portfolio	$294,649	$296,142

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 22, 2008